     As filed with the Securities and Exchange Commission on June 23, 2004
                                                              File No. 333-07471
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.   17                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

         Amendment No.   42                                                  [X]
                       ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT VL I
                           (Exact Name of Registrant)

                   Hartford Life and Annuity Insurance Company
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     ___ on ________ pursuant to paragraph (b) of Rule 485
     _X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on ________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus for Series II of Stag Accumulator Variable Universal Life is incorporated in Part A of this Post-Effective Amendment No. 17, by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-6 (File No. 333-07471), as filed on April 6, 2004, and declared effective on May 3, 2004.

     STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE/STAG VARIABLE LIFE ARTISAN
                              SEPARATE ACCOUNT VL I
                   Hartford Life and Annuity Insurance Company

                               File No. 333-07471

                        Supplement Dated August 23, 2004
                       to the Prospectus Dated May 3, 2004

               SUPPLEMENT DATED AUGUST 23, 2004 TO YOUR PROSPECTUS

The following changes have been made to the Registration Statement:

On page 13 of the Prospectus, the following sentence is added at the end of the section entitled, "Surrender Charge:"

         Surrender Charges are not deducted during the first three policy years if you add the Modification of Cash Surrender Value Endorsement at the time of Purchase.

On page 15 of the Prospectus, the following section is added after the section entitled, "Policy Continuation Rider:"

         MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy. The No-Lapse Guarantee is a feature that helps prevent your policy from lapsing if you fall behind on your premium payments.

The following sentence is added on page 21 after the section entitled, "No Lapse Guarantee:"

         The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.


The following sentence is added on page 22 at the end of the section entitled, "Enhanced No Lapse Guarantee Rider:"

         The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

The following sentence is added on page 22 at the end of the section entitled, "Lifetime No Lapse Guarantee Rider:"

         The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4321

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE
STAG VARIABLE LIFE ARTISAN
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2004
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004 AS AMENDED AUGUST 23, 2004

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                 3
----------------------------------------------------------------------
SERVICES                                                        3
----------------------------------------------------------------------
EXPERTS                                                         3
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                    3
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                            4
----------------------------------------------------------------------
PERFORMANCE DATA                                                5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                           SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The statutory basis statement of operations, changes in capital and surplus and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of operations, changes in capital and surplus and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, 2.0% of premium paid between the Target Premium and a 2nd Tier Target Premium and 1.0% of premium paid in excess of the 2nd Tier Target Premium. The Target Premium and the 2nd Tier Target Premium are amounts used to calculate sales commissions. The amounts vary by the: (1) age; (2) gender; and (3) underwriting of the class of the Insured. In Policy Years 2 and later, sales representative commissions will not exceed 2.0% of the premiums paid. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2003:
$36,950,720.77; 2002: $42,906,757; and 2001: $48,498,384.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") comprising the AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Franklin Small Cap Value Securities Fund, Mutual Shares Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, MFS New Discovery Series, MFS Total Return Series, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund and the Putnam VT Equity Income Fund, (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                AIM V.I.
                                MID CAP             AIM V.I.         AMERICAN FUNDS
                              CORE EQUITY        PREMIER EQUITY     ASSET ALLOCATION
                                  FUND                FUND                FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
                           ------------------  ------------------  -------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                 --                   --
      Class IB...........        --                 --                   --
      Other class........          83,434             10,443              456,568
                               ==========           ========           ==========
    Cost:
      Class IA...........        --                 --                   --
      Class IB...........        --                 --                   --
      Other class........      $  963,964           $198,008           $6,328,215
                               ==========           ========           ==========
    Market Value:
      Class IA...........        --                 --                   --
      Class IB...........        --                 --                   --
      Other class........      $1,006,216           $211,263           $6,624,797
                               ==========           ========           ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............           7,244                 33               27,840
  Receivable from fund
   shares sold...........        --                 --                   --
  Other assets...........        --                 --                   --
                               ----------           --------           ----------
  Total Assets...........       1,013,460            211,296            6,652,637
                               ----------           --------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                 --                   --
  Payable for fund shares
   purchased.............           7,244                 33               27,840
  Other liabilities......        --                        1             --
                               ----------           --------           ----------
  Total Liabilities......           7,244                 34               27,840
                               ----------           --------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $1,006,216           $211,262           $6,624,797
                               ==========           ========           ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            AMERICAN FUNDS                     AMERICAN FUNDS                  AMERICAN FUNDS   AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME    INTERNATIONAL
                           AND GROWTH FUND      BOND FUND           FUND        GROWTH FUND         FUND             FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  --------------  --------------  --------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                --              --              --              --
      Class IB...........       --                --                --              --              --              --
      Other class........        392,960           274,649          967,485       1,403,599       2,221,533          386,502
                              ==========        ==========      ===========     ===========     ===========       ==========
    Cost:
      Class IA...........       --                --                --              --              --              --
      Class IB...........       --                --                --              --              --              --
      Other class........     $3,422,182        $3,026,443      $12,391,176     $56,257,935     $64,806,953       $4,728,068
                              ==========        ==========      ===========     ===========     ===========       ==========
    Market Value:
      Class IA...........       --                --                --              --              --              --
      Class IB...........       --                --                --              --              --              --
      Other class........     $3,678,103        $3,095,291      $14,754,148     $63,863,750     $74,376,916       $5,179,125
                              ==========        ==========      ===========     ===========     ===========       ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............          1,618             1,575           52,008          74,536          48,641           50,212
  Receivable from fund
   shares sold...........       --                --                --              --              --              --
  Other assets...........              1          --                --                   26             158                1
                              ----------        ----------      -----------     -----------     -----------       ----------
  Total Assets...........      3,679,722         3,096,866       14,806,156      63,938,312      74,425,715        5,229,338
                              ----------        ----------      -----------     -----------     -----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --                --              --              --              --
  Payable for fund shares
   purchased.............          1,618             1,575           52,008          74,536          48,641           50,212
  Other liabilities......       --                --                     17         --              --              --
                              ----------        ----------      -----------     -----------     -----------       ----------
  Total Liabilities......          1,618             1,575           52,025          74,536          48,641           50,212
                              ----------        ----------      -----------     -----------     -----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $3,678,104        $3,095,291      $14,754,131     $63,863,776     $74,377,074       $5,179,126
                              ==========        ==========      ===========     ===========     ===========       ==========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........        127,552
                              ==========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........     $1,391,963
                              ==========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........     $1,522,967
                              ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         45,711
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                              ----------
  Total Assets...........      1,568,678
                              ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............         45,711
  Other liabilities......       --
                              ----------
  Total Liabilities......         45,711
                              ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,522,967
                              ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME
                                FUND         PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --             --              --
      Class IB...........       --             --              --
      Other class........       527,430        287,406       1,402,458
                             ==========     ==========     ===========
    Cost:
      Class IA...........       --             --              --
      Class IB...........       --             --              --
      Other class........    $5,919,665     $4,523,902     $31,364,962
                             ==========     ==========     ===========
    Market Value:
      Class IA...........       --             --              --
      Class IB...........       --             --              --
      Other class........    $7,426,215     $4,155,891     $32,508,972
                             ==========     ==========     ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............        43,308        --               47,142
  Receivable from fund
   shares sold...........       --              17,142         --
  Other assets...........             1              2              42
                             ----------     ----------     -----------
  Total Assets...........     7,469,524      4,173,035      32,556,156
                             ----------     ----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              17,142         --
  Payable for fund shares
   purchased.............        43,308        --               47,142
  Other liabilities......            22              1               1
                             ----------     ----------     -----------
  Total Liabilities......        43,330         17,143          47,143
                             ----------     ----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $7,426,194     $4,155,892     $32,509,013
                             ==========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           FIDELITY VIP      FRANKLIN                                                            HARTFORD CAPITAL
                             OVERSEAS    SMALL CAP VALUE     MUTUAL SHARES     HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                            PORTFOLIO    SECURITIES FUND    SECURITIES FUND        HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ----------------  ------------------  -----------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --                 --                 4,041,855        6,016,022        3,386,682
      Class IB...........      --             --                 --                  --                --              --
      Other class........      301,182         147,454            147,426            --                --              --
                            ==========      ==========         ==========         ===========      ===========     ============
    Cost:
      Class IA...........      --             --                 --               $99,890,779      $69,432,265     $154,782,855
      Class IB...........      --             --                 --                  --                --              --
      Other class........   $6,316,993      $1,669,690         $2,042,850            --                --              --
                            ==========      ==========         ==========         ===========      ===========     ============
    Market Value:
      Class IA...........      --             --                 --               $91,636,741      $74,100,264     $152,088,089
      Class IB...........      --             --                 --                  --                --              --
      Other class........   $4,695,420      $1,868,245         $2,195,174            --                --              --
                            ==========      ==========         ==========         ===========      ===========     ============
  Due from Hartford Life
   and Annuity Insurance
   Company...............        1,503           2,936             15,458              16,895          --               137,473
  Receivable from fund
   shares sold...........      --             --                 --                  --                 83,571         --
  Other assets...........            2        --                        1                  34              100               22
                            ----------      ----------         ----------         -----------      -----------     ------------
  Total Assets...........    4,696,925       1,871,181          2,210,633          91,653,670       74,183,935      152,225,584
                            ----------      ----------         ----------         -----------      -----------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --                 --                  --                 83,571         --
  Payable for fund shares
   purchased.............        1,503           2,936             15,458              16,895          --               137,473
  Other liabilities......      --             --                 --                  --                --              --
                            ----------      ----------         ----------         -----------      -----------     ------------
  Total Liabilities......        1,503           2,936             15,458              16,895           83,571          137,473
                            ----------      ----------         ----------         -----------      -----------     ------------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $4,695,422      $1,868,245         $2,195,175         $91,636,775      $74,100,364     $152,088,111
                            ==========      ==========         ==========         ===========      ===========     ============

                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      3,618,826
      Class IB...........       --
      Other class........       --
                             ===========
    Cost:
      Class IA...........    $67,634,384
      Class IB...........       --
      Other class........       --
                             ===========
    Market Value:
      Class IA...........    $67,915,427
      Class IB...........       --
      Other class........       --
                             ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         52,721
  Receivable from fund
   shares sold...........       --
  Other assets...........             50
                             -----------
  Total Assets...........     67,968,198
                             -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............         52,721
  Other liabilities......       --
                             -----------
  Total Liabilities......         52,721
                             -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $67,915,477
                             ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                              HARTFORD         HARTFORD         HARTFORD
                           GLOBAL ADVISERS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                              HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       184,626          128,985          368,957
      Class IB...........       --               --              --
      Other class........       --               --              --
                             ==========       ==========       ==========
    Cost:
      Class IA...........    $2,083,422       $1,819,296       $1,736,336
      Class IB...........       --               --              --
      Other class........       --               --              --
                             ==========       ==========       ==========
    Market Value:
      Class IA...........    $2,051,866       $2,002,725       $1,799,446
      Class IB...........       --               --              --
      Other class........       --               --              --
                             ==========       ==========       ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --              --
  Receivable from fund
   shares sold...........            20               60            5,318
  Other assets...........       --                     6                2
                             ----------       ----------       ----------
  Total Assets...........     2,051,886        2,002,791        1,804,766
                             ----------       ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            20               60            5,318
  Payable for fund shares
   purchased.............       --               --              --
  Other liabilities......             1          --              --
                             ----------       ----------       ----------
  Total Liabilities......            21               60            5,318
                             ----------       ----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $2,051,865       $2,002,731       $1,799,448
                             ==========       ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                           HARTFORD         HARTFORD
                                HARTFORD             HARTFORD           HARTFORD        INTERNATIONAL     INTERNATIONAL
                           DISCIPLINED EQUITY  GROWTH OPPORTUNITIES       INDEX         SMALL COMPANY     OPPORTUNITIES
                                HLS FUND             HLS FUND           HLS FUND           HLS FUND         HLS FUND
                            SUB-ACCOUNT (B)      SUB-ACCOUNT (A)       SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------------  ---------------  ------------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       1,275,942               88,301           2,167,010           62,094          1,878,030
      Class IB...........        --                  --                   --               --                  --
      Other class........        --                  --                   --               --                  --
                              ===========           ==========         ===========         ========        ===========
    Cost:
      Class IA...........     $15,135,398           $1,890,484         $70,126,662         $783,465        $24,463,239
      Class IB...........        --                  --                   --               --                  --
      Other class........        --                  --                   --               --                  --
                              ===========           ==========         ===========         ========        ===========
    Market Value:
      Class IA...........     $14,294,218           $2,081,688         $64,136,200         $783,347        $18,987,309
      Class IB...........        --                  --                   --               --                  --
      Other class........        --                  --                   --               --                  --
                              ===========           ==========         ===========         ========        ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............           6,906                9,099             183,810              891             25,550
  Receivable from fund
   shares sold...........        --                  --                   --               --                  --
  Other assets...........              21            --                         12         --                        8
                              -----------           ----------         -----------         --------        -----------
  Total Assets...........      14,301,145            2,090,787          64,320,022          784,238         19,012,867
                              -----------           ----------         -----------         --------        -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                   --               --                  --
  Payable for fund shares
   purchased.............           6,906                9,099             183,810              891             25,550
  Other liabilities......        --                  --                          1         --                  --
                              -----------           ----------         -----------         --------        -----------
  Total Liabilities......           6,906                9,099             183,811              891             25,550
                              -----------           ----------         -----------         --------        -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $14,294,239           $2,081,688         $64,136,211         $783,347        $18,987,317
                              ===========           ==========         ===========         ========        ===========


                            HARTFORD         HARTFORD
                             MIDCAP        MIDCAP VALUE
                            HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -----------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    2,751,125         237,536
      Class IB...........      --             --
      Other class........      --             --
                           ===========      ==========
    Cost:
      Class IA...........  $58,382,119      $2,698,469
      Class IB...........      --             --
      Other class........      --             --
                           ===========      ==========
    Market Value:
      Class IA...........  $67,772,639      $2,937,288
      Class IB...........      --             --
      Other class........      --             --
                           ===========      ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       26,918          34,917
  Receivable from fund
   shares sold...........      --             --
  Other assets...........            1        --
                           -----------      ----------
  Total Assets...........   67,799,558       2,972,205
                           -----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --
  Payable for fund shares
   purchased.............       26,918          34,917
  Other liabilities......           24        --
                           -----------      ----------
  Total Liabilities......       26,942          34,917
                           -----------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $67,772,616      $2,937,288
                           ===========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             HARTFORD         HARTFORD          HARTFORD
                           MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY
                             HLS FUND         HLS FUND          HLS FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........   94,605,595           986,908         2,508,706
      Class IB...........      --              --                  --
      Other class........      --              --                  --
                           ===========       ===========       ===========
    Cost:
      Class IA...........  $94,605,595       $11,533,726       $36,780,041
      Class IB...........      --              --                  --
      Other class........      --              --                  --
                           ===========       ===========       ===========
    Market Value:
      Class IA...........  $94,605,595       $11,686,178       $36,341,906
      Class IB...........      --              --                  --
      Other class........      --              --                  --
                           ===========       ===========       ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............      453,801             9,262            24,282
  Receivable from fund
   shares sold...........      --              --                  --
  Other assets...........      --                      1                14
                           -----------       -----------       -----------
  Total Assets...........   95,059,396        11,695,441        36,366,202
                           -----------       -----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              --                  --
  Payable for fund shares
   purchased.............      453,801             9,262            24,282
  Other liabilities......            3                10           --
                           -----------       -----------       -----------
  Total Liabilities......      453,804             9,272            24,282
                           -----------       -----------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $94,605,592       $11,686,169       $36,341,920
                           ===========       ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                HARTFORD                                               PUTNAM VT      PUTNAM VT
                           HARTFORD STOCK  VALUE OPPORTUNITIES      MFS NEW           MFS TOTAL       DIVERSIFIED   GLOBAL ASSET
                              HLS FUND          HLS FUND        DISCOVERY SERIES    RETURN SERIES     INCOME FUND  ALLOCATION FUND
                            SUB-ACCOUNT      SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------------  ----------------  ------------------  -----------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      2,175,226          59,882             --                 --               260,456        113,121
      Class IB...........       --              --                   --                 --                --            --
      Other class........       --              --                    34,106             119,754          --            --
                            ============        ========            ========          ==========      ==========     ==========
    Cost:
      Class IA...........   $126,367,311        $827,879             --                 --            $2,458,577     $2,076,363
      Class IB...........       --              --                   --                 --                --            --
      Other class........       --              --                  $461,142          $2,218,163          --            --
                            ============        ========            ========          ==========      ==========     ==========
    Market Value:
      Class IA...........   $ 96,509,924        $917,835             --                 --            $2,427,445     $1,519,218
      Class IB...........       --              --                   --                 --                --            --
      Other class........       --              --                  $476,122          $2,344,775          --            --
                            ============        ========            ========          ==========      ==========     ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         69,917           1,077               7,121              26,226          --            --
  Receivable from fund
   shares sold...........       --              --                   --                 --                 6,288        --
  Other assets...........       --              --                   --                 --                --            --
                            ------------        --------            --------          ----------      ----------     ----------
  Total Assets...........     96,579,841         918,912             483,243           2,371,001       2,433,733      1,519,218
                            ------------        --------            --------          ----------      ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --                   --                 --                 6,288        --
  Payable for fund shares
   purchased.............         69,917           1,077               7,121              26,226          --            --
  Other liabilities......             25        --                         1            --                --            --
                            ------------        --------            --------          ----------      ----------     ----------
  Total Liabilities......         69,942           1,077               7,122              26,226           6,288        --
                            ------------        --------            --------          ----------      ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $ 96,509,899        $917,835            $476,121          $2,344,775      $2,427,445     $1,519,218
                            ============        ========            ========          ==========      ==========     ==========

                             PUTNAM VT
                           GLOBAL EQUITY
                               FUND
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       943,911
      Class IB...........         8,319
      Other class........       --
                            ===========
    Cost:
      Class IA...........   $17,949,809
      Class IB...........        70,141
      Other class........       --
                            ===========
    Market Value:
      Class IA...........   $ 8,740,615
      Class IB...........        76,450
      Other class........       --
                            ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........        22,593
  Other assets...........             1
                            -----------
  Total Assets...........     8,839,659
                            -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        22,593
  Payable for fund shares
   purchased.............       --
  Other liabilities......             1
                            -----------
  Total Liabilities......        22,594
                            -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $ 8,817,065
                            ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            PUTNAM VT      PUTNAM VT       PUTNAM VT
                           GROWTH AND   HEALTH SCIENCES   HIGH YIELD
                           INCOME FUND       FUND            FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    1,137,206       478,956        1,582,096
      Class IB...........        7,840       --                77,469
      Other class........      --            --               --
                           ===========    ==========      ===========
    Cost:
      Class IA...........  $29,826,933    $5,818,487      $13,914,160
      Class IB...........      166,525       --               591,820
      Other class........      --            --               --
                           ===========    ==========      ===========
    Market Value:
      Class IA...........  $26,599,253    $5,287,672      $12,609,302
      Class IB...........      182,359       --               615,105
      Other class........      --            --               --
                           ===========    ==========      ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       24,505       --                 9,241
  Receivable from fund
   shares sold...........      --                770          --
  Other assets...........      --            --                     1
                           -----------    ----------      -----------
  Total Assets...........   26,806,117     5,288,442       13,233,648
                           -----------    ----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                770          --
  Payable for fund shares
   purchased.............       24,505       --                 9,241
  Other liabilities......            1       --               --
                           -----------    ----------      -----------
  Total Liabilities......       24,506           770            9,241
                           -----------    ----------      -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $26,781,611    $5,287,672      $13,224,407
                           ===========    ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                            PUTNAM VT                            PUTNAM VT
                                          INTERNATIONAL      PUTNAM VT         INTERNATIONAL                     PUTNAM VT
                             PUTNAM VT     GROWTH AND      INTERNATIONAL     NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                            INCOME FUND    INCOME FUND      EQUITY FUND            FUND         INVESTORS FUND      FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  -----------------  --------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       908,732        212,886        1,883,794            172,606           481,569      2,842,943
      Class IB...........        16,908        --                53,119           --                 --             --
      Other class........       --             --              --                 --                 --             --
                            ===========     ==========      ===========         ==========        ==========     ==========
    Cost:
      Class IA...........   $11,569,054     $3,041,748      $28,002,994         $3,663,908        $6,504,769     $2,842,943
      Class IB...........       214,514        --               637,524           --                 --             --
      Other class........       --             --              --                 --                 --             --
                            ===========     ==========      ===========         ==========        ==========     ==========
    Market Value:
      Class IA...........   $11,731,733     $2,416,252      $24,338,612         $1,926,282        $4,305,228     $2,842,943
      Class IB...........       217,094        --               682,574           --                 --             --
      Other class........       --             --              --                 --                 --             --
                            ===========     ==========      ===========         ==========        ==========     ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         3,956        --              --                 --                 --             --
  Receivable from fund
   shares sold...........       --               6,770           17,034                440             1,403         10,629
  Other assets...........       --                   1                1           --                 --                  12
                            -----------     ----------      -----------         ----------        ----------     ----------
  Total Assets...........    11,952,783      2,423,023       25,038,221          1,926,722         4,306,631      2,853,584
                            -----------     ----------      -----------         ----------        ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               6,770           17,034                440             1,403         10,629
  Payable for fund shares
   purchased.............         3,956        --              --                 --                 --             --
  Other liabilities......       --             --                     4           --                 --             --
                            -----------     ----------      -----------         ----------        ----------     ----------
  Total Liabilities......         3,956          6,770           17,038                440             1,403         10,629
                            -----------     ----------      -----------         ----------        ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $11,948,827     $2,416,253      $25,021,183         $1,926,282        $4,305,228     $2,842,955
                            ===========     ==========      ===========         ==========        ==========     ==========


                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       1,048,454
      Class IB...........          12,940
      Other class........        --
                              ===========
    Cost:
      Class IA...........     $31,362,316
      Class IB...........         189,143
      Other class........        --
                              ===========
    Market Value:
      Class IA...........     $16,167,167
      Class IB...........         197,072
      Other class........        --
                              ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........          14,631
  Other assets...........        --
                              -----------
  Total Assets...........      16,378,870
                              -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          14,631
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                              -----------
  Total Liabilities......          14,631
                              -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $16,364,239
                              ===========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING
                           NEW VALUE FUND     GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       372,513          432,375
      Class IB...........       --              --
      Other class........       --              --
                             ==========       ==========
    Cost:
      Class IA...........    $4,765,901       $8,882,003
      Class IB...........       --              --
      Other class........       --              --
                             ==========       ==========
    Market Value:
      Class IA...........    $5,341,836       $2,404,005
      Class IB...........       --              --
      Other class........       --              --
                             ==========       ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Receivable from fund
   shares sold...........         4,575           19,026
  Other assets...........             1         --
                             ----------       ----------
  Total Assets...........     5,346,412        2,423,031
                             ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         4,575           19,026
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --                     1
                             ----------       ----------
  Total Liabilities......         4,575           19,027
                             ----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $5,341,837       $2,404,004
                             ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                            PUTNAM VT                                                    PUTNAM VT
                           THE GEORGE      PUTNAM VT                                      CAPITAL            PUTNAM VT
                           PUTNAM FUND  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT      OPPORTUNITIES           EQUITY
                            OF BOSTON   AND INCOME FUND   VISTA FUND   VOYAGER FUND         FUND            INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------  ----------------  -----------  ------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     455,411         224,848        263,461     1,371,301        --                  --
      Class IB...........      --            --               --            11,538          26,592              38,445
      Other class........      --            --               --           --             --                  --
                           ==========      ==========     ==========   ===========        ========            ========
    Cost:
      Class IA...........  $4,789,353      $3,766,405     $5,678,900   $61,260,242        --                  --
      Class IB...........      --            --               --           287,115        $326,504            $423,855
      Other class........      --            --               --           --             --                  --
                           ==========      ==========     ==========   ===========        ========            ========
    Market Value:
      Class IA...........  $4,977,643      $2,570,008     $2,787,413   $35,790,945        --                  --
      Class IB...........      --            --               --           299,531        $338,515            $464,415
      Other class........      --            --               --           --             --                  --
                           ==========      ==========     ==========   ===========        ========            ========
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --               --             4,681        --                  --
  Receivable from fund
   shares sold...........       2,045              28          4,592       --             --                  --
  Other assets...........           2               3         --                 3
                           ----------      ----------     ----------   -----------        --------            --------
  Total Assets...........   4,979,690       2,570,037      2,792,005    36,095,160         338,515             464,415
                           ----------      ----------     ----------   -----------        --------            --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       2,045              28          4,592       --             --                  --
  Payable for fund shares
   purchased.............      --            --               --             4,681        --                  --
  Other liabilities......      --            --               --           --             --
                           ----------      ----------     ----------   -----------        --------            --------
  Total Liabilities......       2,045              28          4,592         4,681        --                  --
                           ----------      ----------     ----------   -----------        --------            --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $4,977,645      $2,570,009     $2,787,413   $36,090,479        $338,515            $464,415
                           ==========      ==========     ==========   ===========        ========            ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITES -- (CONTINUED)
DECEMBER 31, 2003

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE#      LIABILITY
                                     ------------  ----------  --------------
AIM V.I. Mid Cap Core Equity
 Fund -- Class I...................       88,323   $11.392463  $    1,006,216
AIM V.I. Premier Equity Fund --
 Class I...........................       18,754    11.264791         211,262
American Funds Asset Allocation
 Fund -- Class 2...................      598,992    11.059916       6,624,797
American Funds Blue Chip Income and
 Growth Fund -- Class 2............      317,118    11.598516       3,678,104
American Funds Bond Fund --
 Class 2...........................      299,916    10.320517       3,095,291
American Funds Global Growth
 Fund -- Class 2...................   15,379,700     0.959325      14,754,131
American Funds Growth Fund --
 Class 2...........................   78,009,466     0.818667      63,863,776
American Funds Growth-Income
 Fund -- Class 2...................   68,574,442     1.084618      74,377,074
American Funds International
 Fund -- Class 2...................      412,494    12.555634       5,179,126
American Funds New World Fund --
 Class 2...........................      122,577    12.424553       1,522,967
American Funds Global Small
 Capitalization Fund -- Class 2....    6,866,359     1.081533       7,426,194
Fidelity VIP Asset Manager
 Portfolio Fund -- Class INIT......    2,152,872     1.930394       4,155,892
Fidelity VIP Equity-Income
 Portfolio.........................   13,990,573     2.323637      32,509,013
Fidelity VIP Overseas Portfolio --
 Class INIT........................    2,953,825     1.589607       4,695,422
Franklin Small Cap Value Securities
 Fund -- Class 2...................      153,500    12.170997       1,868,245
Mutual Shares Securities Fund --
 Class 2...........................      192,981    11.375095       2,195,175
Hartford Advisers HLS Fund --
 Class IA..........................   35,312,945     2.594991      91,636,775
Hartford Bond HLS Fund --
 Class IA..........................   35,237,478     2.102885      74,100,364
Hartford Capital Appreciation HLS
 Fund -- Class IA..................   37,235,676     4.084473     152,088,111
Hartford Dividend and Growth HLS
 Fund -- Class IA..................   23,934,455     2.837561      67,915,477
Hartford Global Advisers HLS
 Fund -- Class IA..................    1,697,020     1.209099       2,051,865
Hartford Global Leaders HLS
 Fund -- Class IA..................    2,163,229     0.925806       2,002,731
Hartford Global Technology HLS
 Fund -- Class IA..................    2,461,200     0.731126       1,799,448
Hartford Disciplined Equity HLS
 Fund -- Class IA..................   12,101,127     1.181232      14,294,239
Hartford Growth Opportunities HLS
 Fund -- Class IA..................      172,449    12.071320       2,081,688
Hartford Index HLS Fund --
 Class IA..........................   22,692,657     2.826298      64,136,211
Hartford International Small
 Company HLS Fund -- Class IA......       60,714    12.902318         783,347
Hartford International
 Opportunities HLS Fund --
 Class IA..........................   10,857,968     1.748699      18,987,317
Hartford MidCap HLS Fund --
 Class IA..........................   28,335,296     2.391809      67,772,616
Hartford MidCap Value HLS Fund --
 Class IA..........................      233,125    12.599619       2,937,288
Hartford Money Market HLS Fund --
 Class IA..........................   61,390,306     1.541051      94,605,592
Hartford Mortgage Securities HLS
 Fund -- Class IA..................    6,094,981     1.917343      11,686,169
Hartford Small Company HLS Fund --
 Class IA..........................   25,327,621     1.434873      36,341,920
Hartford Stock HLS Fund --
 Class IA..........................   32,850,173     2.937881      96,509,899
Hartford Value Opportunities HLS
 Fund -- Class IA..................       74,533    12.314438         917,835
MFS New Discovery Series Fund --
 Class INIT........................       39,290    12.118057         476,121
MFS Total Return Series Fund --
 Class INIT........................      217,592    10.776006       2,344,775
Putnam VT Diversified Income
 Fund -- Class IA..................      140,665    17.256953       2,427,445
Putnam VT Global Asset Allocation
 Fund -- Class IA..................       70,094    21.674078       1,519,218
Putnam VT Global Equity Fund --
 Class IB..........................        6,597    11.588901          76,449
Putnam VT Global Equity Fund --
 Class IA..........................      450,255    19.412578       8,740,616
Putnam VT Growth and Income
 Fund -- Class IB..................       16,049    11.362976         182,359
Putnam VT Growth and Income
 Fund -- Class IA..................      975,368    27.270997      26,599,252
Putnam VT Health Sciences Fund --
 Class IA..........................      461,265    11.463412       5,287,672
Putnam VT High Yield Fund --
 Class IB..........................       56,243    10.936633         615,105
Putnam VT High Yield Fund --
 Class IA..........................      636,939    19.796707      12,609,302
Putnam VT Income Fund --
 Class IB..........................       21,811     9.953490         217,094
Putnam VT Income Fund --
 Class IA..........................      619,795    18.928406      11,731,733

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE#      LIABILITY
                                     ------------  ----------  --------------
Putnam VT International Growth and
 Income Fund -- Class IA...........      206,721   $11.688479  $    2,416,253
Putnam VT International Equity
 Fund -- Class IB..................       57,634    11.843322         682,575
Putnam VT International Equity
 Fund -- Class IA..................    2,027,054    12.006885      24,338,608
Putnam VT International New
 Opportunities Fund -- Class IA....      191,668    10.050111       1,926,282
Putnam VT Investors Fund --
 Class IA..........................      495,501     8.688642       4,305,228
Putnam VT Money Market Fund --
 Class IA..........................    1,855,995     1.531768       2,842,955
Putnam VT New Opportunities
 Fund -- Class IB..................       17,106    11.520422         197,072
Putnam VT New Opportunities
 Fund -- Class IA..................      876,984    18.434963      16,167,167
Putnam VT New Value Fund --
 Class IA..........................      352,099    15.171400       5,341,837
Putnam VT OTC & Emerging Growth
 Fund -- Class IA..................      400,148     6.007790       2,404,004
Putnam VT The George Putnam Fund of
 Boston -- Class IA................      396,933    12.540269       4,977,645
Putnam VT Utilities Growth and
 Income Fund -- Class IA...........      137,086    18.747452       2,570,009
Putnam VT Vista Fund --
 Class IA..........................      289,178     9.639100       2,787,413
Putnam VT Voyager Fund --
 Class IB..........................       26,711    11.213819         299,532
Putnam VT Voyager Fund --
 Class IA..........................    1,309,014    27.341904      35,790,947
Putnam VT Capital Opportunities
 Fund -- Class IB..................       28,142    12.028998         338,515
Putnam VT Equity Income Fund --
 Class IB..........................       40,862    11.365596         464,415
                                                               --------------
GRAND TOTAL........................                            $1,210,489,175
                                                               ==============

  #  Rounded unit price.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                AIM V.I.
                                MID CAP             AIM V.I.         AMERICAN FUNDS
                              CORE EQUITY        PREMIER EQUITY     ASSET ALLOCATION
                                  FUND                FUND                FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
                           ------------------  ------------------  -------------------
INVESTMENT INCOME:
  Dividends..............       $--                 $   521             $104,184
                                -------             -------             --------
CAPITAL GAINS INCOME.....         4,967             --                  --
                                -------             -------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           443                  (2)                  68
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        42,252              13,255              296,582
                                -------             -------             --------
    Net gain (loss) on
     investments.........        42,695              13,253              296,650
                                -------             -------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $47,662             $13,774             $400,834
                                =======             =======             ========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            AMERICAN FUNDS                     AMERICAN FUNDS                  AMERICAN FUNDS   AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME    INTERNATIONAL
                           AND GROWTH FUND      BOND FUND           FUND        GROWTH FUND         FUND             FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  --------------  --------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $--                $--            $   30,421     $    57,903     $   621,679        $ 51,451
                               --------           -------        ----------     -----------     -----------        --------
CAPITAL GAINS INCOME.....       --                --                --              --              --              --
                               --------           -------        ----------     -----------     -----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           203                10             2,002           6,382            (533)          8,063
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       255,921            68,848         2,946,788      12,395,660      13,949,128         451,057
                               --------           -------        ----------     -----------     -----------        --------
    Net gain (loss) on
     investments.........       256,124            68,858         2,948,790      12,402,042      13,948,595         459,120
                               --------           -------        ----------     -----------     -----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $256,124           $68,858        $2,979,211     $12,459,945     $14,570,274        $510,571
                               ========           =======        ==========     ===========     ===========        ========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $--
                               --------
CAPITAL GAINS INCOME.....       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (223)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       131,004
                               --------
    Net gain (loss) on
     investments.........       130,781
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $130,781
                               ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             AMERICAN FUNDS     FIDELITY VIP   FIDELITY VIP
                              GLOBAL SMALL      ASSET MANAGER  EQUITY-INCOME
                           CAPITALIZATION FUND    PORTFOLIO      PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............      $   23,694         $171,761      $  401,869
                               ----------         --------      ----------
CAPITAL GAINS INCOME.....        --                 --             --
                               ----------         --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           5,000          164,927          12,172
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,943,591          480,209       6,599,902
                               ----------         --------      ----------
    Net gain (loss) on
     investments.........       1,948,591          645,136       6,612,074
                               ----------         --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,972,285         $816,897      $7,013,943
                               ==========         ========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           FIDELITY VIP      FRANKLIN                                                            HARTFORD CAPITAL
                             OVERSEAS    SMALL CAP VALUE     MUTUAL SHARES     HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                            PORTFOLIO    SECURITIES FUND    SECURITIES FUND        HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ----------------  ------------------  -----------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $   44,695       $--                $--               $ 1,966,317      $2,420,440      $   749,245
                            ----------       --------           --------          -----------      ----------      -----------
CAPITAL GAINS INCOME.....      --             --                --                   --               280,137         --
                            ----------       --------           --------          -----------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       26,861            650                (51)              82,340          50,915          (89,606)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,773,399        198,555            152,324           11,663,968       1,857,120       42,481,961
                            ----------       --------           --------          -----------      ----------      -----------
    Net gain (loss) on
     investments.........    1,800,260        199,205            152,273           11,746,308       1,908,035       42,392,355
                            ----------       --------           --------          -----------      ----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,844,955       $199,205           $152,273          $13,712,625      $4,608,612      $43,141,600
                            ==========       ========           ========          ===========      ==========      ===========

                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $   864,622
                             -----------
CAPITAL GAINS INCOME.....        309,633
                             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         10,550
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     12,030,225
                             -----------
    Net gain (loss) on
     investments.........     12,040,775
                             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $13,215,030
                             ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              HARTFORD         HARTFORD         HARTFORD
                           GLOBAL ADVISERS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                              HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 14,767         $  9,397         $--
                              --------         --------         --------
CAPITAL GAINS INCOME.....      --               --               --
                              --------         --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       88,236          141,617           58,049
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      363,474          521,657          709,637
                              --------         --------         --------
    Net gain (loss) on
     investments.........      451,710          663,274          767,686
                              --------         --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $466,477         $672,671         $767,686
                              ========         ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                            HARTFORD         HARTFORD
                                HARTFORD             HARTFORD            HARTFORD        INTERNATIONAL     INTERNATIONAL
                           DISCIPLINED EQUITY  GROWTH OPPORTUNITIES       INDEX          SMALL COMPANY     OPPORTUNITIES
                                HLS FUND             HLS FUND            HLS FUND           HLS FUND         HLS FUND
                            SUB-ACCOUNT (B)      SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------------  ----------------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............      $  147,777            $--               $   775,225          $ 6,215         $  148,552
                               ----------            --------          -----------          -------         ----------
CAPITAL GAINS INCOME.....        --                  --                    168,548           52,025            --
                               ----------            --------          -----------          -------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           2,858                 910               28,521            1,759           (344,971)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,866,934             191,204           12,552,676             (118)         4,645,680
                               ----------            --------          -----------          -------         ----------
    Net gain (loss) on
     investments.........       2,869,792             192,114           12,581,197            1,641          4,300,709
                               ----------            --------          -----------          -------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $3,017,569            $192,114          $13,524,970          $59,881         $4,449,261
                               ==========            ========          ===========          =======         ==========


                             HARTFORD         HARTFORD
                              MIDCAP        MIDCAP VALUE
                             HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ------------  ------------------
INVESTMENT INCOME:
  Dividends..............  $   137,330        $--
                           -----------        --------
CAPITAL GAINS INCOME.....      --             --
                           -----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       27,204            (441)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   16,373,669         238,819
                           -----------        --------
    Net gain (loss) on
     investments.........   16,400,873         238,378
                           -----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $16,538,203        $238,378
                           ===========        ========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD         HARTFORD          HARTFORD
                           MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY
                             HLS FUND         HLS FUND          HLS FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------------  -------------
INVESTMENT INCOME:
  Dividends..............    $784,043         $ 387,509        $   --
                             --------         ---------        -----------
CAPITAL GAINS INCOME.....      --                60,016            --
                             --------         ---------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                (8,980)            40,555
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --              (173,312)        11,370,113
                             --------         ---------        -----------
    Net gain (loss) on
     investments.........      --              (182,292)        11,410,668
                             --------         ---------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $784,043         $ 265,233        $11,410,668
                             ========         =========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                HARTFORD             MFS NEW                             PUTNAM VT
                           HARTFORD STOCK  VALUE OPPORTUNITIES      DISCOVERY           MFS TOTAL       DIVERSIFIED
                              HLS FUND          HLS FUND              SERIES          RETURN SERIES     INCOME FUND
                            SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT
                           --------------  -------------------  ------------------  ------------------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 1,020,821         -$-                  $--                 $--            $  671,633
                            -----------          -------             -------             --------       ----------
CAPITAL GAINS INCOME.....       --              --                   --                  --                 --
                            -----------          -------             -------             --------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (8,645)             189                (307)                 174          267,636
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    18,750,818           89,956              14,980              126,612           69,930
                            -----------          -------             -------             --------       ----------
    Net gain (loss) on
     investments.........    18,742,173           90,145              14,673              126,786          337,566
                            -----------          -------             -------             --------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $19,762,994          $90,145             $14,673             $126,786       $1,009,199
                            ===========          =======             =======             ========       ==========

                              PUTNAM VT       PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY
                           ALLOCATION FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
INVESTMENT INCOME:
  Dividends..............     $  86,906      $   99,598
                              ---------      ----------
CAPITAL GAINS INCOME.....       --              --
                              ---------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (228,791)       (119,932)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       524,645       2,107,610
                              ---------      ----------
    Net gain (loss) on
     investments.........       295,854       1,987,678
                              ---------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 382,760      $2,087,276
                              =========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            PUTNAM VT       PUTNAM VT      PUTNAM VT
                            GROWTH AND   HEALTH SCIENCES  HIGH YIELD
                           INCOME FUND        FUND           FUND
                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............  $   634,756     $   58,017     $  982,495
                           -----------     ----------     ----------
CAPITAL GAINS INCOME.....      --             --              --
                           -----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,611,073)      (343,419)        26,556
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    7,849,709      1,396,215      1,432,040
                           -----------     ----------     ----------
    Net gain (loss) on
     investments.........    6,238,636      1,052,796      1,458,596
                           -----------     ----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 6,873,392     $1,110,813     $2,441,091
                           ===========     ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                          PUTNAM VT                            PUTNAM VT
                                        INTERNATIONAL      PUTNAM VT         INTERNATIONAL                     PUTNAM VT
                            PUTNAM VT    GROWTH AND      INTERNATIONAL     NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                           INCOME FUND   INCOME FUND      EQUITY FUND            FUND         INVESTORS FUND      FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  ------------------  -----------------  --------------  ------------
INVESTMENT INCOME:
  Dividends..............   $567,414      $   84,689       $  228,317         $   17,036       $    45,517      $33,809
                            --------      ----------       ----------         ----------       -----------      -------
CAPITAL GAINS INCOME.....     --             --              --                 --                 --            --
                            --------      ----------       ----------         ----------       -----------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     18,639         (48,424)         265,642           (600,500)       (1,210,753)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (34,278)      1,169,752        5,259,680          1,308,750         2,484,416       --
                            --------      ----------       ----------         ----------       -----------      -------
    Net gain (loss) on
     investments.........    (15,639)      1,121,328        5,525,322            708,250         1,273,663       --
                            --------      ----------       ----------         ----------       -----------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $551,775      $1,206,017       $5,753,639         $  725,286       $ 1,319,180      $33,809
                            ========      ==========       ==========         ==========       ===========      =======


                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............     $ --
                              ----------
CAPITAL GAINS INCOME.....       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (402,703)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,883,458
                              ----------
    Net gain (loss) on
     investments.........      4,480,755
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $4,480,755
                              ==========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING
                           NEW VALUE FUND     GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $  126,223       $  --
                             ----------       -----------
CAPITAL GAINS INCOME.....       --               --
                             ----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (59,220)       (1,225,205)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,001,004         2,556,648
                             ----------       -----------
    Net gain (loss) on
     investments.........     1,941,784         1,331,443
                             ----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $2,068,007       $ 1,331,443
                             ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                            PUTNAM VT                                                    PUTNAM VT
                           THE GEORGE      PUTNAM VT                                      CAPITAL            PUTNAM VT
                           PUTNAM FUND  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT      OPPORTUNITIES       EQUITY INCOME
                            OF BOSTON   AND INCOME FUND   VISTA FUND   VOYAGER FUND         FUND                FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------  ----------------  -----------  ------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $173,246       $ 142,564      $   --        $  219,826        $ 7,198             $ 2,114
                            --------       ---------      ----------    ----------        -------             -------
CAPITAL GAINS INCOME.....     --             --               --           --             --                  --
                            --------       ---------      ----------    ----------        -------             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    180,453        (416,463)       (968,417)     (153,868)           160                 176
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    607,989         969,913       2,192,920     7,573,435         12,011              40,560
                            --------       ---------      ----------    ----------        -------             -------
    Net gain (loss) on
     investments.........    788,442         553,450       1,224,503     7,419,567         12,171              40,736
                            --------       ---------      ----------    ----------        -------             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $961,688       $ 696,014      $1,224,503    $7,639,393        $19,369             $42,850
                            ========       =========      ==========    ==========        =======             =======

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                AIM V.I.
                                MID CAP             AIM V.I.         AMERICAN FUNDS
                              CORE EQUITY        PREMIER EQUITY     ASSET ALLOCATION
                                  FUND                FUND                FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
                           ------------------  ------------------  -------------------
OPERATIONS:
  Net investment
   income................      $ --                 $    521           $  104,184
  Capital gains income...           4,967           --                   --
  Net realized gain
   (loss) on security
   transactions..........             443                 (2)                  68
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          42,252             13,255              296,582
                               ----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          47,662             13,774              400,834
                               ----------           --------           ----------
UNIT TRANSACTIONS:
  Purchases..............          83,716             53,046              828,545
  Net transfers..........         901,050            152,811            5,603,427
  Surrenders for benefit
   payments and fees.....             187               (735)               2,233
  Net loan activity......          (2,637)               958              (23,375)
  Cost of insurance......         (23,762)            (8,592)            (186,867)
                               ----------           --------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         958,554            197,488            6,223,963
                               ----------           --------           ----------
  Net increase (decrease)
   in net assets.........       1,006,216            211,262            6,624,797
NET ASSETS:
  Beginning of year......        --                 --                   --
                               ----------           --------           ----------
  End of year............      $1,006,216           $211,262           $6,624,797
                               ==========           ========           ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                            AMERICAN FUNDS                     AMERICAN FUNDS                  AMERICAN FUNDS   AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME    INTERNATIONAL
                           AND GROWTH FUND      BOND FUND           FUND        GROWTH FUND         FUND             FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  --------------  --------------  --------------  ----------------
OPERATIONS:
  Net investment
   income................     $ --              $ --            $    30,421     $    57,903     $   621,679       $   51,451
  Capital gains income...       --                --                --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........            203                10            2,002           6,382            (533)           8,063
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        255,921            68,848        2,946,788      12,395,660      13,949,128          451,057
                              ----------        ----------      -----------     -----------     -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        256,124            68,858        2,979,211      12,459,945      14,570,274          510,571
                              ----------        ----------      -----------     -----------     -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        349,292           236,185        2,493,360      13,687,695      13,071,733          574,522
  Net transfers..........      3,165,240         2,872,941        6,209,647      24,259,901      26,216,109        4,256,935
  Surrenders for benefit
   payments and fees.....          7,226               500         (169,921)       (798,736)       (909,601)         (17,776)
  Net loan activity......         (1,266)           (6,481)        (101,989)     (1,517,559)       (275,618)         (14,968)
  Cost of insurance......        (98,512)          (76,712)      (1,211,408)     (5,782,170)     (6,788,036)        (130,158)
                              ----------        ----------      -----------     -----------     -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,421,980         3,026,433        7,219,689      29,849,131      31,314,587        4,668,555
                              ----------        ----------      -----------     -----------     -----------       ----------
  Net increase (decrease)
   in net assets.........      3,678,104         3,095,291       10,198,900      42,309,076      45,884,861        5,179,126
NET ASSETS:
  Beginning of year......       --                --              4,555,231      21,554,700      28,492,213         --
                              ----------        ----------      -----------     -----------     -----------       ----------
  End of year............     $3,678,104        $3,095,291      $14,754,131     $63,863,776     $74,377,074       $5,179,126
                              ==========        ==========      ===========     ===========     ===========       ==========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment
   income................     $ --
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           (223)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        131,004
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        130,781
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        103,054
  Net transfers..........      1,324,488
  Surrenders for benefit
   payments and fees.....           (981)
  Net loan activity......           (269)
  Cost of insurance......        (34,106)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,392,186
                              ----------
  Net increase (decrease)
   in net assets.........      1,522,967
NET ASSETS:
  Beginning of year......       --
                              ----------
  End of year............     $1,522,967
                              ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             AMERICAN FUNDS     FIDELITY VIP   FIDELITY VIP
                              GLOBAL SMALL      ASSET MANAGER  EQUITY-INCOME
                           CAPITALIZATION FUND    PORTFOLIO      PORTFOLIO
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------  -------------  -------------
OPERATIONS:
  Net investment
   income................      $   23,694        $  171,761     $   401,869
  Capital gains income...        --                 --              --
  Net realized gain
   (loss) on security
   transactions..........           5,000           164,927          12,172
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,943,591           480,209       6,599,902
                               ----------        ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,972,285           816,897       7,013,943
                               ----------        ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       1,239,270           813,217       4,825,948
  Net transfers..........       2,823,634        (1,055,244)      4,642,366
  Surrenders for benefit
   payments and fees.....        (199,795)         (195,243)       (988,519)
  Net loan activity......         (41,997)          (49,956)       (328,604)
  Cost of insurance......        (566,415)         (640,494)     (2,974,179)
                               ----------        ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,254,697        (1,127,720)      5,177,012
                               ----------        ----------     -----------
  Net increase (decrease)
   in net assets.........       5,226,982          (310,823)     12,190,955
NET ASSETS:
  Beginning of year......       2,199,212         4,466,715      20,318,058
                               ----------        ----------     -----------
  End of year............      $7,426,194        $4,155,892     $32,509,013
                               ==========        ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           FIDELITY VIP      FRANKLIN                                                            HARTFORD CAPITAL
                             OVERSEAS    SMALL CAP VALUE     MUTUAL SHARES     HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                            PORTFOLIO    SECURITIES FUND    SECURITIES FUND        HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)    SUB-ACCOUNT (A)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ----------------  ------------------  -----------------  -------------  ----------------
OPERATIONS:
  Net investment
   income................  $    44,695      $ --               $ --              $  1,966,317      $ 2,420,440     $    749,245
  Capital gains income...      --             --                 --                  --                280,137         --
  Net realized gain
   (loss) on security
   transactions..........       26,861             650                (51)             82,340           50,915          (89,606)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,773,399         198,555            152,324          11,663,968        1,857,120       42,481,961
                           -----------      ----------         ----------        ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,844,955         199,205            152,273          13,712,625        4,608,612       43,141,600
                           -----------      ----------         ----------        ------------      -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............      792,187         111,012            183,118          18,402,478       12,317,214       26,436,657
  Net transfers..........   (2,200,722)      1,609,703          1,924,797          10,240,022       20,987,851       12,011,786
  Surrenders for benefit
   payments and fees.....     (153,750)            557                 86          (3,176,015)      (2,516,029)      (5,668,048)
  Net loan activity......      (50,685)         (2,574)            (3,918)         (2,688,907)        (393,155)      (4,327,494)
  Cost of insurance......     (452,177)        (49,658)           (61,181)        (10,966,686)      (7,852,739)     (14,561,535)
                           -----------      ----------         ----------        ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,065,147)      1,669,040          2,042,902          11,810,892       22,543,142       13,891,366
                           -----------      ----------         ----------        ------------      -----------     ------------
  Net increase (decrease)
   in net assets.........     (220,192)      1,868,245          2,195,175          25,523,517       27,151,754       57,032,966
NET ASSETS:
  Beginning of year......    4,915,614        --                 --                66,113,258       46,948,610       95,055,145
                           -----------      ----------         ----------        ------------      -----------     ------------
  End of year............  $ 4,695,422      $1,868,245         $2,195,175        $ 91,636,775      $74,100,364     $152,088,111
                           ===========      ==========         ==========        ============      ===========     ============

                              HARTFORD
                            DIVIDEND AND
                           GROWTH HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment
   income................    $   864,622
  Capital gains income...        309,633
  Net realized gain
   (loss) on security
   transactions..........         10,550
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     12,030,225
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     13,215,030
                             -----------
UNIT TRANSACTIONS:
  Purchases..............     12,919,874
  Net transfers..........     12,760,104
  Surrenders for benefit
   payments and fees.....     (2,981,560)
  Net loan activity......     (3,074,195)
  Cost of insurance......     (6,143,071)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,481,152
                             -----------
  Net increase (decrease)
   in net assets.........     26,696,182
NET ASSETS:
  Beginning of year......     41,219,295
                             -----------
  End of year............    $67,915,477
                             ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              HARTFORD         HARTFORD         HARTFORD
                           GLOBAL ADVISERS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                              HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................    $   14,767       $    9,397       $ --
  Capital gains income...       --               --              --
  Net realized gain
   (loss) on security
   transactions..........        88,236          141,617           58,049
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       363,474          521,657          709,637
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       466,477          672,671          767,686
                             ----------       ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       396,784          444,533          170,838
  Net transfers..........      (484,394)        (524,298)        (153,181)
  Surrenders for benefit
   payments and fees.....       (48,301)          (8,117)         (29,784)
  Net loan activity......       (30,246)         (26,090)          (9,606)
  Cost of insurance......      (321,556)        (293,391)        (198,664)
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (487,713)        (407,363)        (220,397)
                             ----------       ----------       ----------
  Net increase (decrease)
   in net assets.........       (21,236)         265,308          547,289
NET ASSETS:
  Beginning of year......     2,073,101        1,737,423        1,252,159
                             ----------       ----------       ----------
  End of year............    $2,051,865       $2,002,731       $1,799,448
                             ==========       ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                           HARTFORD         HARTFORD
                                HARTFORD             HARTFORD           HARTFORD        INTERNATIONAL     INTERNATIONAL
                           DISCIPLINED EQUITY  GROWTH OPPORTUNITIES       INDEX         SMALL COMPANY     OPPORTUNITIES
                                HLS FUND             HLS FUND           HLS FUND           HLS FUND         HLS FUND
                            SUB-ACCOUNT (B)      SUB-ACCOUNT (A)       SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ------------------  --------------------  ---------------  ------------------  -------------
OPERATIONS:
  Net investment
   income................     $   147,777           $--                $   775,225         $  6,215        $   148,552
  Capital gains income...        --                  --                    168,548           52,025            --
  Net realized gain
   (loss) on security
   transactions..........           2,858                  910              28,521            1,759           (344,971)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,866,934              191,204          12,552,676             (118)         4,645,680
                              -----------           ----------         -----------         --------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,017,569              192,114          13,524,970           59,881          4,449,261
                              -----------           ----------         -----------         --------        -----------
UNIT TRANSACTIONS:
  Purchases..............       2,726,464              214,611          14,408,408           52,542          3,438,565
  Net transfers..........       1,696,886            1,765,455           1,609,162          692,561           (731,435)
  Surrenders for benefit
   payments and fees.....        (303,533)             (11,106)         (2,129,135)             372         (1,099,378)
  Net loan activity......        (154,441)                 507            (637,284)          (1,159)          (671,450)
  Cost of insurance......      (1,602,232)             (79,893)         (7,460,328)         (20,850)        (1,733,843)
                              -----------           ----------         -----------         --------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,363,144            1,889,574           5,790,823          723,466           (797,541)
                              -----------           ----------         -----------         --------        -----------
  Net increase (decrease)
   in net assets.........       5,380,713            2,081,688          19,315,793          783,347          3,651,720
NET ASSETS:
  Beginning of year......       8,913,526            --                 44,820,418         --               15,335,597
                              -----------           ----------         -----------         --------        -----------
  End of year............     $14,294,239           $2,081,688         $64,136,211         $783,347        $18,987,317
                              ===========           ==========         ===========         ========        ===========


                            HARTFORD         HARTFORD
                             MIDCAP        MIDCAP VALUE
                            HLS FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -----------  ------------------
OPERATIONS:
  Net investment
   income................  $   137,330      $ --
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........       27,204            (441)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   16,373,669         238,819
                           -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   16,538,203         238,378
                           -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............   13,336,840         201,970
  Net transfers..........   10,668,688       2,629,455
  Surrenders for benefit
   payments and fees.....   (1,498,272)        (62,512)
  Net loan activity......   (2,422,367)         (1,035)
  Cost of insurance......   (6,791,970)        (68,968)
                           -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   13,292,919       2,698,910
                           -----------      ----------
  Net increase (decrease)
   in net assets.........   29,831,122       2,937,288
NET ASSETS:
  Beginning of year......   37,941,494        --
                           -----------      ----------
  End of year............  $67,772,616      $2,937,288
                           ===========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                               HARTFORD           HARTFORD          HARTFORD
                             MONEY MARKET    MORTGAGE SECURITIES  SMALL COMPANY
                               HLS FUND           HLS FUND          HLS FUND
                             SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -------------------  -------------
OPERATIONS:
  Net investment
   income................   $     784,043        $   387,509       $   --
  Capital gains income...        --                   60,016           --
  Net realized gain
   (loss) on security
   transactions..........        --                   (8,980)           40,555
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                 (173,312)       11,370,113
                            -------------        -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         784,043            265,233        11,410,668
                            -------------        -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     169,408,169          2,730,172         7,343,396
  Net transfers..........    (141,348,812)           706,035         5,988,207
  Surrenders for benefit
   payments and fees.....     (15,714,329)          (676,348)       (1,244,148)
  Net loan activity......     (10,014,827)          (202,581)       (2,355,627)
  Cost of insurance......     (17,983,978)        (1,647,735)       (3,074,292)
                            -------------        -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (15,653,777)           909,543         6,657,536
                            -------------        -----------       -----------
  Net increase (decrease)
   in net assets.........     (14,869,734)         1,174,776        18,068,204
NET ASSETS:
  Beginning of year......     109,475,326         10,511,393        18,273,716
                            -------------        -----------       -----------
  End of year............   $  94,605,592        $11,686,169       $36,341,920
                            =============        ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                HARTFORD             MFS NEW                              PUTNAM VT
                           HARTFORD STOCK  VALUE OPPORTUNITIES      DISCOVERY           MFS TOTAL        DIVERSIFIED
                              HLS FUND          HLS FUND              SERIES          RETURN SERIES      INCOME FUND
                            SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT
                           --------------  -------------------  ------------------  ------------------  --------------
OPERATIONS:
  Net investment
   income................   $  1,020,821        $--                  $--                $ --             $   671,633
  Capital gains income...       --              --                   --                   --                 --
  Net realized gain
   (loss) on security
   transactions..........         (8,645)            189                 (307)                 174           267,636
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     18,750,818          89,956               14,980              126,612            69,930
                            ------------        --------             --------           ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     19,762,994          90,145               14,673              126,786         1,009,199
                            ------------        --------             --------           ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     18,539,025          65,106               38,008              228,528         1,001,569
  Net transfers..........      3,471,436         787,825              440,484            2,123,731        (4,835,599)
  Surrenders for benefit
   payments and fees.....     (3,518,534)         (1,978)                 226              (66,135)         (457,401)
  Net loan activity......     (2,892,549)           (151)            --                    (12,647)         (160,682)
  Cost of insurance......    (10,485,826)        (23,112)             (17,270)             (55,488)         (655,977)
                            ------------        --------             --------           ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,113,552         827,690              461,448            2,217,989        (5,108,090)
                            ------------        --------             --------           ----------       -----------
  Net increase (decrease)
   in net assets.........     24,876,546         917,835              476,121            2,344,775        (4,098,891)
NET ASSETS:
  Beginning of year......     71,633,353        --                   --                   --               6,526,336
                            ------------        --------             --------           ----------       -----------
  End of year............   $ 96,509,899        $917,835             $476,121           $2,344,775       $ 2,427,445
                            ============        ========             ========           ==========       ===========

                              PUTNAM VT       PUTNAM VT
                            GLOBAL ASSET    GLOBAL EQUITY
                           ALLOCATION FUND      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
OPERATIONS:
  Net investment
   income................    $   86,906      $   99,598
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........      (228,791)       (119,932)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       524,645       2,107,610
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       382,760       2,087,276
                             ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       243,347       1,649,174
  Net transfers..........      (767,097)       (787,308)
  Surrenders for benefit
   payments and fees.....      (195,053)       (400,262)
  Net loan activity......       (40,734)       (170,639)
  Cost of insurance......      (225,666)       (962,497)
                             ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (985,203)       (671,532)
                             ----------      ----------
  Net increase (decrease)
   in net assets.........      (602,443)      1,415,744
NET ASSETS:
  Beginning of year......     2,121,661       7,401,321
                             ----------      ----------
  End of year............    $1,519,218      $8,817,065
                             ==========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            PUTNAM VT       PUTNAM VT      PUTNAM VT
                            GROWTH AND   HEALTH SCIENCES   HIGH YIELD
                           INCOME FUND        FUND            FUND
                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................  $   634,756     $    58,017    $   982,495
  Capital gains income...      --             --              --
  Net realized gain
   (loss) on security
   transactions..........   (1,611,073)       (343,419)        26,556
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    7,849,709       1,396,215      1,432,040
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    6,873,392       1,110,813      2,441,091
                           -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    5,366,944       1,333,076      1,811,591
  Net transfers..........   (8,341,262)     (2,637,124)     3,139,751
  Surrenders for benefit
   payments and fees.....   (1,383,080)       (236,083)      (584,019)
  Net loan activity......   (1,279,617)        (69,808)       (66,825)
  Cost of insurance......   (3,558,742)       (983,374)    (1,189,009)
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (9,195,757)     (2,593,313)     3,111,489
                           -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........   (2,322,365)     (1,482,500)     5,552,580
NET ASSETS:
  Beginning of year......   29,103,976       6,770,172      7,671,827
                           -----------     -----------    -----------
  End of year............  $26,781,611     $ 5,287,672    $13,224,407
                           ===========     ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                           PUTNAM VT                            PUTNAM VT
                                         INTERNATIONAL      PUTNAM VT         INTERNATIONAL                     PUTNAM VT
                            PUTNAM VT     GROWTH AND      INTERNATIONAL     NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                           INCOME FUND    INCOME FUND      EQUITY FUND            FUND         INVESTORS FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  ------------------  -----------------  --------------  ------------
OPERATIONS:
  Net investment
   income................  $   567,414    $    84,689      $   228,317         $    17,036      $    45,517    $    33,809
  Capital gains income...      --             --              --                  --                --             --
  Net realized gain
   (loss) on security
   transactions..........       18,639        (48,424)         265,642            (600,500)      (1,210,753)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (34,278)     1,169,752        5,259,680           1,308,750        2,484,416        --
                           -----------    -----------      -----------         -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      551,775      1,206,017        5,753,639             725,286        1,319,180         33,809
                           -----------    -----------      -----------         -----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    2,464,858        871,294        4,896,266             535,300        1,103,660      1,025,256
  Net transfers..........      492,957     (3,043,238)         (78,443)         (1,622,406)      (3,263,703)    (1,910,945)
  Surrenders for benefit
   payments and fees.....     (260,615)      (159,702)      (1,409,201)           (104,652)        (183,600)      (650,637)
  Net loan activity......      (56,513)       (26,763)        (545,394)            (33,289)         (87,418)       349,745
  Cost of insurance......   (1,351,740)      (552,722)      (2,603,466)           (385,785)        (813,412)      (576,887)
                           -----------    -----------      -----------         -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,288,947     (2,911,131)         259,762          (1,610,832)      (3,244,473)    (1,763,468)
                           -----------    -----------      -----------         -----------      -----------    -----------
  Net increase (decrease)
   in net assets.........    1,840,722     (1,705,114)       6,013,401            (885,546)      (1,925,293)    (1,729,659)
NET ASSETS:
  Beginning of year......   10,108,105      4,121,367       19,007,782           2,811,828        6,230,521      4,572,614
                           -----------    -----------      -----------         -----------      -----------    -----------
  End of year............  $11,948,827    $ 2,416,253      $25,021,183         $ 1,926,282      $ 4,305,228    $ 2,842,955
                           ===========    ===========      ===========         ===========      ===========    ===========


                               PUTNAM VT
                           NEW OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................     $  --
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........        (402,703)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       4,883,458
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,480,755
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       4,012,304
  Net transfers..........      (2,933,885)
  Surrenders for benefit
   payments and fees.....        (886,695)
  Net loan activity......        (260,370)
  Cost of insurance......      (2,074,893)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,143,539)
                              -----------
  Net increase (decrease)
   in net assets.........       2,337,216
NET ASSETS:
  Beginning of year......      14,027,023
                              -----------
  End of year............     $16,364,239
                              ===========

(c) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING
                           NEW VALUE FUND     GROWTH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
OPERATIONS:
  Net investment
   income................   $   126,223       $  --
  Capital gains income...       --               --
  Net realized gain
   (loss) on security
   transactions..........       (59,220)       (1,225,205)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,001,004         2,556,648
                            -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,068,007         1,331,443
                            -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     1,693,747           849,265
  Net transfers..........    (4,698,624)       (3,107,374)
  Surrenders for benefit
   payments and fees.....      (481,038)         (195,944)
  Net loan activity......       (54,800)         (254,442)
  Cost of insurance......    (1,066,281)         (552,099)
                            -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,606,996)       (3,260,594)
                            -----------       -----------
  Net increase (decrease)
   in net assets.........    (2,538,989)       (1,929,151)
NET ASSETS:
  Beginning of year......     7,880,826         4,333,155
                            -----------       -----------
  End of year............   $ 5,341,837       $ 2,404,004
                            ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                             PUTNAM VT                                                      PUTNAM VT
                            THE GEORGE       PUTNAM VT                                       CAPITAL            PUTNAM VT
                            PUTNAM FUND   UTILITIES GROWTH   PUTNAM VT     PUTNAM VT      OPPORTUNITIES       EQUITY INCOME
                             OF BOSTON    AND INCOME FUND    VISTA FUND   VOYAGER FUND         FUND                FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -------------  ----------------  ------------  ------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................   $   173,246     $   142,564     $   --        $   219,826        $  7,198            $  2,114
  Capital gains income...       --             --               --            --             --                  --
  Net realized gain
   (loss) on security
   transactions..........       180,453        (416,463)       (968,417)     (153,868)            160                 176
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       607,989         969,913       2,192,920     7,573,435          12,011              40,560
                            -----------     -----------     -----------   -----------        --------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       961,688         696,014       1,224,503     7,639,393          19,369              42,850
                            -----------     -----------     -----------   -----------        --------            --------
UNIT TRANSACTIONS:
  Purchases..............       930,294         453,794       1,022,982     7,815,196          34,203              50,326
  Net transfers..........    (1,165,305)     (1,304,678)     (2,498,063)   (3,717,399)        293,103             390,267
  Surrenders for benefit
   payments and fees.....      (362,435)       (220,075)       (110,586)   (1,460,770)             48                 318
  Net loan activity......       (32,805)        (59,390)       (107,489)     (844,275)       --                    (1,318)
  Cost of insurance......      (804,574)       (382,939)       (675,196)   (4,564,421)         (8,208)            (18,028)
                            -----------     -----------     -----------   -----------        --------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,434,825)     (1,513,288)     (2,368,352)   (2,771,669)        319,146             421,565
                            -----------     -----------     -----------   -----------        --------            --------
  Net increase (decrease)
   in net assets.........      (473,137)       (817,274)     (1,143,849)    4,867,724         338,515             464,415
NET ASSETS:
  Beginning of year......     5,450,782       3,387,283       3,931,262    31,222,755        --                  --
                            -----------     -----------     -----------   -----------        --------            --------
  End of year............   $ 4,977,645     $ 2,570,009     $ 2,787,413   $36,090,479        $338,515            $464,415
                            ===========     ===========     ===========   ===========        ========            ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   25,672     $     6,906     $   289,163
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........          (193)         (2,014)          4,971
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (453,974)     (4,071,213)     (4,190,957)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (428,495)     (4,066,321)     (3,896,823)
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     1,060,977       6,004,143       6,978,530
  Net transfers..........     2,512,479      13,562,559      18,598,504
  Surrenders for benefit
   payments and fees.....       (46,126)       (368,581)       (354,099)
  Net loan activity......        (4,917)       (103,834)       (162,445)
  Cost of insurance......      (511,657)     (2,668,698)     (3,211,164)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,010,756      16,425,589      21,849,326
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........     2,582,261      12,359,268      17,952,503
NET ASSETS:
  Beginning of year......     1,972,970       9,195,432      10,539,710
                             ----------     -----------     -----------
  End of year............    $4,555,231     $21,554,700     $28,492,213
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                             AMERICAN FUNDS     FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                              GLOBAL SMALL      ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                           CAPITALIZATION FUND    PORTFOLIO      PORTFOLIO     PORTFOLIO        HLS FUND         HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------  -------------  -------------  ------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $   11,823        $  133,886     $   314,928   $    37,404     $  1,948,662      $ 1,227,166
  Capital gains income...        --                 --              428,652       --              --                358,545
  Net realized gain
   (loss) on security
   transactions..........            (105)           (7,488)         (6,688)      162,626            4,988           (6,464)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (412,220)         (461,635)     (4,365,043)   (1,171,342)     (11,228,523)       1,995,598
                               ----------        ----------     -----------   -----------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (400,502)         (335,237)     (3,628,151)     (971,312)      (9,274,873)       3,574,845
                               ----------        ----------     -----------   -----------     ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............         567,977           940,920       4,204,551     1,310,854       16,686,139        7,742,116
  Net transfers..........       1,489,157         1,060,007       4,073,066       318,599       13,342,176       21,940,692
  Surrenders for benefit
   payments and fees.....          (4,742)         (164,873)       (989,843)     (229,902)      (2,493,005)      (1,313,059)
  Net loan activity......          (6,507)          (89,686)       (613,912)     (124,921)        (609,568)      (1,083,577)
  Cost of insurance......        (260,233)         (482,899)     (2,250,245)     (493,323)      (9,118,485)      (4,205,453)
                               ----------        ----------     -----------   -----------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,785,652         1,263,469       4,423,617       781,307       17,807,257       23,080,719
                               ----------        ----------     -----------   -----------     ------------      -----------
  Net increase (decrease)
   in net assets.........       1,385,150           928,232         795,466      (190,005)       8,532,384       26,655,564
NET ASSETS:
  Beginning of year......         814,062         3,538,483      19,522,592     5,105,619       57,580,874       20,293,046
                               ----------        ----------     -----------   -----------     ------------      -----------
  End of year............      $2,199,212        $4,466,715     $20,318,058   $ 4,915,614     $ 66,113,258      $46,948,610
                               ==========        ==========     ===========   ===========     ============      ===========

                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    634,895
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          (7,339)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (20,407,616)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (19,780,060)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............      21,921,531
  Net transfers..........      16,864,606
  Surrenders for benefit
   payments and fees.....      (4,792,958)
  Net loan activity......      (1,414,471)
  Cost of insurance......     (11,636,751)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      20,941,957
                             ------------
  Net increase (decrease)
   in net assets.........       1,161,897
NET ASSETS:
  Beginning of year......      93,893,248
                             ------------
  End of year............    $ 95,055,145
                             ============

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              HARTFORD         HARTFORD         HARTFORD
                            DIVIDEND AND    GLOBAL ADVISERS  GLOBAL LEADERS
                           GROWTH HLS FUND     HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   643,579      $      885       $   16,924
  Capital gains income...      1,963,934           1,197          --
  Net realized gain
   (loss) on security
   transactions..........        (18,651)          3,111           (8,386)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (8,592,165)       (169,038)        (337,768)
                             -----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (6,003,303)       (163,845)        (329,230)
                             -----------      ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      9,407,300         483,501          519,986
  Net transfers..........      6,695,293         443,350          841,369
  Surrenders for benefit
   payments and fees.....     (2,656,609)        (43,450)         (29,875)
  Net loan activity......       (576,652)         (6,281)         (14,672)
  Cost of insurance......     (4,728,006)       (269,402)        (233,926)
                             -----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,141,326         607,718        1,082,882
                             -----------      ----------       ----------
  Net increase (decrease)
   in net assets.........      2,138,023         443,873          753,652
NET ASSETS:
  Beginning of year......     39,081,272       1,629,228          983,771
                             -----------      ----------       ----------
  End of year............    $41,219,295      $2,073,101       $1,737,423
                             ===========      ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                                   HARTFORD
                               HARTFORD           HARTFORD          HARTFORD     INTERNATIONAL   HARTFORD      HARTFORD
                           GLOBAL TECHNOLOGY  GROWTH AND INCOME      INDEX       OPPORTUNITIES    MIDCAP     MONEY MARKET
                                  HLS             HLS FUND          HLS FUND       HLS FUND      HLS FUND      HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  -----------------  --------------  -------------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $ --               $    34,894      $    545,292    $   326,098   $    41,293  $   1,424,374
  Capital gains income...       --                  --               1,619,317        --            --               7,036
  Net realized gain
   (loss) on security
   transactions..........        (56,704)             (3,793)           32,564        215,248         4,604       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (612,693)         (2,539,367)      (13,311,500)    (3,351,509)   (5,366,922)      --
                              ----------         -----------      ------------    -----------   -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (669,397)         (2,508,266)      (11,114,327)    (2,810,163)   (5,321,025)     1,431,410
                              ----------         -----------      ------------    -----------   -----------  -------------
UNIT TRANSACTIONS:
  Purchases..............        171,201           2,592,521        13,659,593      4,013,006     8,484,144    205,979,606
  Net transfers..........      1,285,658           1,642,169         8,710,082        258,099    10,921,178   (161,673,552)
  Surrenders for benefit
   payments and fees.....        (40,421)           (121,092)       (2,051,748)    (1,105,995)   (1,179,265)   (12,956,171)
  Net loan activity......        (54,790)            (40,650)         (557,902)      (277,921)     (724,320)    (5,184,636)
  Cost of insurance......       (159,269)         (1,337,358)       (6,474,000)    (1,733,942)   (4,783,748)   (17,248,391)
                              ----------         -----------      ------------    -----------   -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,202,379           2,735,590        13,286,025      1,153,247    12,717,989      8,916,856
                              ----------         -----------      ------------    -----------   -----------  -------------
  Net increase (decrease)
   in net assets.........        532,982             227,324         2,171,698     (1,656,916)    7,396,964     10,348,266
NET ASSETS:
  Beginning of year......        719,177           8,686,202        42,648,720     16,992,513    30,544,530     99,127,060
                              ----------         -----------      ------------    -----------   -----------  -------------
  End of year............     $1,252,159         $ 8,913,526      $ 44,820,418    $15,335,597   $37,941,494  $ 109,475,326
                              ==========         ===========      ============    ===========   ===========  =============


                                HARTFORD
                           MORTGAGE SECURITIES
                                HLS FUND
                               SUB-ACCOUNT
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................      $   201,737
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          (15,992)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          269,479
                               -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          455,224
                               -----------
UNIT TRANSACTIONS:
  Purchases..............        1,374,702
  Net transfers..........        8,972,560
  Surrenders for benefit
   payments and fees.....         (285,034)
  Net loan activity......       (1,668,086)
  Cost of insurance......         (793,257)
                               -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        7,600,885
                               -----------
  Net increase (decrease)
   in net assets.........        8,056,109
NET ASSETS:
  Beginning of year......        2,455,284
                               -----------
  End of year............      $10,511,393
                               ===========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             HARTFORD                      PUTNAM VT
                           SMALL COMPANY  HARTFORD STOCK  DIVERSIFIED
                             HLS FUND        HLS FUND     INCOME FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   --         $    815,940   $  191,903
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........      (106,340)        (72,531)     (54,016)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (6,611,753)    (22,740,435)      66,508
                            -----------    ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (6,718,093)    (21,997,026)     204,395
                            -----------    ------------   ----------
UNIT TRANSACTIONS:
  Purchases..............     4,542,121      19,944,901    1,062,895
  Net transfers..........     3,886,345       3,941,413    4,167,105
  Surrenders for benefit
   payments and fees.....      (547,804)     (5,425,430)    (266,386)
  Net loan activity......      (600,123)       (797,399)    (101,754)
  Cost of insurance......    (2,150,092)    (10,004,932)    (596,245)
                            -----------    ------------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,130,447       7,658,553    4,265,615
                            -----------    ------------   ----------
  Net increase (decrease)
   in net assets.........    (1,587,646)    (14,338,473)   4,470,010
NET ASSETS:
  Beginning of year......    19,861,362      85,971,826    2,056,326
                            -----------    ------------   ----------
  End of year............   $18,273,716    $ 71,633,353   $6,526,336
                            ===========    ============   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                                                                     PUTNAM VT
                              PUTNAM VT       PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT                INTERNATIONAL
                            GLOBAL ASSET    GLOBAL EQUITY  GROWTH AND   HEALTH SCIENCES  HIGH YIELD    PUTNAM VT    GROWTH AND
                           ALLOCATION FUND      FUND       INCOME FUND       FUND           FUND      INCOME FUND   INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT*   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  -----------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   56,411      $    27,795   $   797,883    $     5,103    $  821,856   $   304,153    $   26,738
  Capital gains income...       --               --            --            --              --           --            --
  Net realized gain
   (loss) on security
   transactions..........       (74,276)        (187,840)     (204,732)       (61,382)      (14,088)        5,636       (19,402)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (350,901)      (2,081,687)   (7,461,373)    (1,704,488)     (801,851)      282,183      (614,400)
                             ----------      -----------   -----------    -----------    ----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (368,766)      (2,241,732)   (6,868,222)    (1,760,767)        5,917       591,972      (607,064)
                             ----------      -----------   -----------    -----------    ----------   -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       389,069        2,153,999     7,793,142      2,020,738     1,071,543     1,516,528       925,903
  Net transfers..........      (199,564)      (1,572,524)     (855,301)       445,312     1,101,320     4,165,811       695,571
  Surrenders for benefit
   payments and fees.....      (244,185)        (550,535)   (2,738,796)      (501,189)     (331,302)     (207,067)      (73,966)
  Net loan activity......       (42,456)         (90,120)     (459,913)      (142,288)      (88,473)     (860,278)      (10,833)
  Cost of insurance......      (261,079)      (1,046,775)   (4,205,303)    (1,144,129)     (686,586)     (803,266)     (571,672)
                             ----------      -----------   -----------    -----------    ----------   -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (358,215)      (1,105,955)     (466,171)       678,444     1,066,502     3,811,728       965,003
                             ----------      -----------   -----------    -----------    ----------   -----------    ----------
  Net increase (decrease)
   in net assets.........      (726,981)      (3,347,687)   (7,334,393)    (1,082,323)    1,072,419     4,403,700       357,939
NET ASSETS:
  Beginning of year......     2,848,642       10,749,008    36,438,369      7,852,495     6,599,408     5,704,405     3,763,428
                             ----------      -----------   -----------    -----------    ----------   -----------    ----------
  End of year............    $2,121,661      $ 7,401,321   $29,103,976    $ 6,770,172    $7,671,827   $10,108,105    $4,121,367
                             ==========      ===========   ===========    ===========    ==========   ===========    ==========

  * Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL
                           INTERNATIONAL  NEW OPPORTUNITIES    PUTNAM VT
                            GROWTH FUND         FUND         INVESTORS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   194,770      $   26,768       $    27,415
  Capital gains income...       --             --                 --
  Net realized gain
   (loss) on security
   transactions..........    (1,339,409)         (2,960)          (21,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,024,800)       (460,292)       (1,817,402)
                            -----------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,169,439)       (436,484)       (1,811,152)
                            -----------      ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     4,912,935         864,570         1,960,401
  Net transfers..........     1,549,370        (207,986)          245,100
  Surrenders for benefit
   payments and fees.....      (679,215)       (121,867)         (138,801)
  Net loan activity......      (298,783)        (17,494)          (57,155)
  Cost of insurance......    (2,297,001)       (493,805)         (980,463)
                            -----------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,187,306          23,418         1,029,082
                            -----------      ----------       -----------
  Net increase (decrease)
   in net assets.........        17,867        (413,066)         (782,070)
NET ASSETS:
  Beginning of year......    18,989,914       3,224,894         7,012,591
                            -----------      ----------       -----------
  End of year............   $19,007,781      $2,811,828       $ 6,230,521
                            ===========      ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                                                                PUTNAM VT
                            PUTNAM VT        PUTNAM VT                          PUTNAM VT      THE GEORGE      PUTNAM VT
                           MONEY MARKET  NEW OPPORTUNITIES    PUTNAM VT      OTC & EMERGING    PUTNAM FUND  UTILITIES GROWTH
                               FUND            FUND         NEW VALUE FUND     GROWTH FUND      OF BOSTON   AND INCOME FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------------  --------------  -----------------  -----------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $    57,807      $  --            $   321,538       $  --           $  103,573     $   130,385
  Capital gains income...      --              --                --               --               --            --
  Net realized gain
   (loss) on security
   transactions..........      --              (232,952)        (128,921)          (67,317)        (1,599)         (9,976)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (6,035,256)      (1,727,314)       (1,841,568)      (489,811)     (1,091,774)
                           -----------      -----------      -----------       -----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       57,807       (6,268,208)      (1,534,697)       (1,908,885)      (387,837)       (971,365)
                           -----------      -----------      -----------       -----------     ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      703,764        5,415,893        1,992,835         1,577,574      1,026,654         834,582
  Net transfers..........    1,638,946       (2,018,492)       2,288,637            (7,030)     2,138,106          50,619
  Surrenders for benefit
   payments and fees.....   (1,501,279)        (915,976)        (288,965)         (166,177)      (103,980)       (175,077)
  Net loan activity......      (39,321)        (269,858)         (54,507)         (151,716)       (27,190)        (10,230)
  Cost of insurance......     (496,102)      (2,316,861)      (1,166,923)         (654,782)      (598,504)       (430,832)
                           -----------      -----------      -----------       -----------     ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      306,008         (105,294)       2,771,077           597,869      2,435,086         269,062
                           -----------      -----------      -----------       -----------     ----------     -----------
  Net increase (decrease)
   in net assets.........      363,815       (6,373,502)       1,236,380        (1,311,016)     2,047,249        (702,303)
NET ASSETS:
  Beginning of year......    4,208,799       20,400,525        6,644,446         5,644,171      3,403,533       4,089,586
                           -----------      -----------      -----------       -----------     ----------     -----------
  End of year............  $ 4,572,614      $14,027,023      $ 7,880,826       $ 4,333,155     $5,450,782     $ 3,387,283
                           ===========      ===========      ===========       ===========     ==========     ===========


                            PUTNAM VT      PUTNAM VT
                            VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   --        $    319,960
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........     (313,250)      (598,794)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,647,616)   (11,167,154)
                           -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,960,866)   (11,445,988)
                           -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............    1,568,048     10,567,086
  Net transfers..........     (545,509)    (2,386,540)
  Surrenders for benefit
   payments and fees.....     (368,550)    (2,023,507)
  Net loan activity......      (97,993)      (843,754)
  Cost of insurance......     (871,838)    (5,075,839)
                           -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (315,842)       237,446
                           -----------   ------------
  Net increase (decrease)
   in net assets.........   (2,276,708)   (11,208,542)
NET ASSETS:
  Beginning of year......    6,207,970     42,431,297
                           -----------   ------------
  End of year............  $ 3,931,262   $ 31,222,755
                           ===========   ============

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the contract date and on each subsequent monthly activity date, the Company will make deductions at an annual maximum rate of 1.20% from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

_____________________________________ SA-48 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
AIM V.I. Mid Cap Core Equity Fund.......  $  1,072,446  $    108,925
AIM V.I. Premier Equity Fund............       203,896         5,886
American Funds Asset Allocation Fund....     6,450,788       122,641
American Funds Blue Chip Income and
 Growth Fund............................     3,688,578       266,599
American Funds Bond Fund................     3,031,746         5,313
American Funds Global Growth Fund.......     7,570,819       320,707
American Funds Growth Fund..............    31,496,137     1,589,075
American Funds Growth-Income Fund.......    32,126,129       189,907
American Funds International Fund.......     5,605,152       885,147
American Funds New World Fund...........     1,456,675        64,489
American Funds Global Small
 Capitalization Fund....................     3,986,503       708,098
Fidelity VIP Asset Manager Portfolio....     1,736,936     2,692,935
Fidelity VIP Equity-Income Portfolio....     7,259,058     1,680,438
Fidelity VIP Overseas Portfolio.........    11,463,954    13,484,510
Franklin Small Cap Value Securities
 Fund...................................     1,849,719       180,679
Mutual Shares Securities Fund...........     2,133,101        90,200
Hartford Advisers HLS Fund..............    20,890,692     7,113,510
Hartford Bond HLS Fund..................    32,349,564     7,106,033
Hartford Capital Appreciation HLS
 Fund...................................    23,341,355     8,701,196
Hartford Dividend and Growth HLS Fund...    18,590,042     3,935,193
Hartford Global Advisers HLS Fund.......       517,303       990,242
Hartford Global Leaders HLS Fund........       839,588     1,237,872
Hartford Global Technology HLS Fund.....       451,479       671,882
Hartford Disciplined Equity HLS Fund....     3,238,875       727,952
Hartford Growth Opportunities HLS
 Fund...................................     1,956,296        66,722
Hartford Index HLS Fund.................    13,524,088     6,790,254
Hartford International Small Company HLS
 Fund...................................       922,705       140,999
Hartford International Opportunities HLS
 Fund...................................    17,640,494    18,289,571
Hartford MidCap HLS Fund................    17,380,111     3,949,996
Hartford MidCap Value HLS Fund..........     2,788,646        89,735
Hartford Money Market HLS Fund..........    91,746,718   106,606,249
Hartford Mortgage Securities HLS Fund...     4,813,467     3,456,391
Hartford Small Company HLS Fund.........    10,942,635     4,285,078
Hartford Stock HLS Fund.................    12,689,785     6,555,517
Hartford Value Opportunities HLS Fund...       886,684        58,994
MFS New Discovery Series................       495,247        33,799
MFS Total Return Series.................     2,425,908       207,919
Putnam VT Diversified Income Fund.......     1,938,511     6,374,965
Putnam VT Global Asset Allocation
 Fund...................................       457,796     1,356,094
Putnam VT Global Equity Fund............     2,499,066     3,071,164
Putnam VT Growth and Income Fund........     3,198,754    11,760,852
Putnam VT Health Sciences Fund..........       728,952     3,263,868
Putnam VT High Yield Fund...............     7,600,341     3,506,372
Putnam VT Income Fund...................     4,882,281     3,025,913
Putnam VT International Growth and
 Income Fund............................     1,056,715     3,883,164
Putnam VT International Equity Fund.....    13,150,761    12,668,496

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
Putnam VT International New
 Opportunities Fund.....................  $    361,422  $  1,954,676
Putnam VT Investors Fund................       822,553     4,021,786
Putnam VT Money Market Fund.............     2,200,273     3,929,420
Putnam VT New Opportunities Fund........     2,348,358     4,502,440
Putnam VT New Value Fund................     1,709,630     6,190,351
Putnam VT OTC & Emerging Growth Fund....     1,422,591     4,686,368
Putnam VT The George Putnam Fund of
 Boston.................................     2,089,796     3,351,377
Putnam VT Utilities Growth and Income
 Fund...................................       742,848     2,114,180
Putnam VT Vista Fund....................       931,221     3,300,241
Putnam VT Voyager Fund..................     9,097,849    11,650,369
Putnam VT Capital Opportunities Fund....       346,419        20,075
Putnam VT Equity Income Fund............       437,637        13,959
                                          ------------  ------------
                                          $457,587,093  $298,056,783
                                          ============  ============

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
AIM V.I. Mid Cap Core Equity
 Fund..............................       101,473        13,150           88,323
AIM V.I. Premier Equity Fund.......        20,242         1,488           18,754
American Funds Asset Allocation
 Fund..............................       637,941        38,949          598,992
American Funds Blue Chip Income and
 Growth Fund.......................       357,475        40,357          317,118
American Funds Bond Fund...........       310,621        10,704          299,917
American Funds Global Growth
 Fund..............................    11,480,424     2,523,996        8,956,428
American Funds Growth Fund.........    56,282,876    14,292,701       41,990,175
American Funds Growth-Income
 Fund..............................    44,371,493    10,584,252       33,787,241
American Funds International
 Fund..............................       510,753        98,258          412,495
American Funds New World Fund......       131,959         9,382          122,577
American Funds Global Small
 Capitalization Fund...............     5,410,940     1,666,395        3,744,545
Fidelity VIP Asset Manager
 Portfolio.........................     1,350,394     1,927,331         (576,937)
Fidelity VIP Equity-Income
 Portfolio.........................     5,782,293     3,187,856        2,594,437
Fidelity VIP Overseas Portfolio....    11,037,752    12,517,372       (1,479,620)
Franklin Small Cap Value Securities
 Fund..............................       177,537        24,037          153,500
Mutual Shares Securities Fund......       218,080        25,099          192,981
Hartford Advisers HLS Fund.........    15,067,129     9,942,569        5,124,560
Hartford Bond HLS Fund.............    22,353,319    11,193,175       11,160,144
Hartford Capital Appreciation HLS
 Fund..............................    15,293,349    11,192,018        4,101,331
Hartford Dividend and Growth HLS
 Fund..............................    12,189,718     6,674,150        5,515,568
Hartford Global Advisers HLS
 Fund..............................       814,488     1,213,727         (399,239)
Hartford Global Leaders HLS Fund...     1,677,454     2,058,478         (381,024)
Hartford Global Technology HLS
 Fund..............................     1,090,752     1,395,422         (304,670)
Hartford Disciplined Equity HLS
 Fund..............................     5,202,060     2,821,563        2,380,497
Hartford Growth Opportunities HLS
 Fund..............................       188,390        15,941          172,449
Hartford Index HLS Fund............    10,038,223     7,665,199        2,373,024
Hartford International Small
 Company HLS Fund..................        76,358        15,644           60,714
Hartford International
 Opportunities HLS Fund............    15,762,973    16,577,140         (814,167)
Hartford MidCap HLS Fund...........    14,447,752     7,951,374        6,496,378
Hartford MidCap Value HLS Fund.....       253,454        20,329          233,125

_____________________________________ SA-50 ____________________________________

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
Hartford Money Market HLS Fund.....   168,039,254   178,219,833      (10,180,579)
Hartford Mortgage Securities HLS
 Fund..............................     4,225,343     3,738,093          487,250
Hartford Small Company HLS Fund....    14,706,840     9,229,805        5,477,035
Hartford Stock HLS Fund............    11,487,530     9,474,883        2,012,647
Hartford Value Opportunities HLS
 Fund..............................        83,027         8,494           74,533
MFS New Discovery Series...........        44,257         4,967           39,290
MFS Total Return Series............       252,497        34,905          217,592
Putnam VT Diversified Income
 Fund..............................       165,097       479,283         (314,186)
Putnam VT Global Asset Allocation
 Fund..............................        36,908        86,276          (49,368)
Putnam VT Global Equity Fund.......       238,971       276,011          (37,040)
Putnam VT Growth and Income Fund...       360,213       731,559         (371,346)
Putnam VT Health Sciences Fund.....       183,296       423,667         (240,371)
Putnam VT High Yield Fund..........       530,889       329,309          201,580
Putnam VT Income Fund..............       376,266       293,754           82,512
Putnam VT International Growth and
 Income Fund.......................       171,362       452,527         (281,165)
Putnam VT International Equity
 Fund..............................     1,904,900     1,860,612           44,288
Putnam VT International New
 Opportunities Fund................        95,901       277,993         (182,092)
Putnam VT Investors Fund...........       226,807       643,808         (417,001)
Putnam VT Money Market Fund........     1,911,661     3,063,551       (1,151,890)
Putnam VT New Opportunities Fund...       378,889       494,520         (115,631)
Putnam VT New Value Fund...........       250,557       588,609         (338,052)
Putnam VT OTC & Emerging Growth
 Fund..............................       451,247     1,031,587         (580,340)
Putnam VT The George Putnam Fund of
 Boston............................       263,689       376,848         (113,159)
Putnam VT Utilities Growth and
 Income Fund.......................        63,574       152,342          (88,768)
Putnam VT Vista Fund...............       217,057       472,016         (254,959)
Putnam VT Voyager Fund.............       715,851       809,369          (93,518)
Putnam VT Capital Opportunities
 Fund..............................        30,853         2,711           28,142
Putnam VT Equity Income Fund.......        44,041         3,180           40,861

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
American Funds Global Growth
 Fund..............................     2,549,968     1,800,901          749,067
American Funds Growth Fund.........     9,507,907     3,959,736        5,548,171
American Funds Growth-Income
 Fund..............................     9,528,004     5,186,477        4,341,527
American Funds Small Capitalization
 Fund..............................     1,103,319       831,337          271,982
Fidelity VIP Asset Manager
 Portfolio.........................     1,892,483     1,860,531           31,952
Fidelity VIP Equity-Income
 Portfolio.........................     8,997,007     9,487,808         (490,801)
Fidelity VIP Overseas Portfolio....     3,319,097     3,328,916           (9,819)
Hartford Advisors HLS Fund.........    14,897,267    15,361,240         (463,973)
Hartford Bond HLS Fund.............    14,795,064    11,852,576        2,942,488
Hartford Capital Appreciation HLS
 Fund..............................    26,807,596    27,396,524         (588,928)
Hartford Dividend and Growth HLS
 Fund..............................    12,035,021    11,701,628          333,393
Hartford Global Advisers HLS
 Fund..............................       255,333       143,781          111,552
Hartford Global Leaders HLS Fund...     1,086,725       827,666          259,059
Hartford Global Technology HLS
 Fund..............................    28,991,921    28,907,864           84,057
Hartford Growth and Income HLS
 Fund..............................     1,123,504       837,743          285,761
Hartford Index HLS Fund............    11,834,612    10,789,923        1,044,689
Hartford International
 Opportunities HLS Fund............    12,727,919    14,505,572       (1,777,653)

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                        UNITS         UNITS              NET
FUND                                    ISSUED       REDEEMED    INCREASE (DECREASE)
----                                 ------------  ------------  -------------------
Hartford MidCap HLS Fund...........     7,420,285     5,583,492        1,836,793
Hartford Money Market HLS Fund.....    60,254,873    57,968,249        2,286,624
Hartford Mortgage Securities HLS
 Fund..............................     4,168,846     2,782,799        1,386,047
Hartford Small Company HLS Fund....     9,032,826     8,685,539          347,287
Hartford Stock HLS Fund............    17,613,455    19,890,678       (2,277,223)
Putnam VT Diversified Income
 Fund..............................       416,696       252,500          164,196
Putnam VT Global Asset Allocation
 Fund..............................       559,587       753,343         (193,756)
Putnam VT Global Equity Fund.......     1,162,136     1,310,177         (148,041)
Putnam VT Growth and Income Fund...     1,947,930     2,245,141         (297,211)
Putnam VT Health Sciences Fund.....       153,360       146,719            6,641
Putnam VT High Yield Fund..........       566,415       587,977          (21,562)
Putnam VT Income Fund..............       747,875       809,503          (61,628)
Putnam VT International Growth and
 Income Fund.......................       145,355       111,720           33,635
Putnam VT International Growth
 Fund..............................     1,672,846     1,635,409           37,437
Putnam VT International New
 Opportunities Fund................       110,601       133,926          (23,325)
Putnam VT Investors Fund...........       302,724       241,374           61,350
Putnam VT Money Market Fund........     2,865,016     3,564,947         (699,931)
Putnam VT New Opportunities Fund...     1,505,192     1,680,794         (175,602)
Putnam VT New Value Fund...........       469,901       486,932          (17,031)
Putnam VT OTC & Emerging Growth
 Fund..............................       306,035       379,636          (73,601)
Putnam VT The George Putnam Fund of
 Boston............................        95,901        59,167           36,734
Putnam VT Utilities Growth and
 Income Fund.......................       177,121       195,309          (18,188)
Putnam VT Vista Fund...............       135,433       141,771           (6,338)
Putnam VT Voyager Fund.............     2,194,605     2,577,963         (383,358)

_____________________________________ SA-52 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
AIM V.I. MID CAP CORE EQUITY FUND
  2003  Lowest contract charges        88,323      $11.392463        $  1,006,216       --        --         13.93%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AIM V.I. PREMIER EQUITY FUND
  2003  Lowest contract charges        18,754       11.264791             211,262       --         0.57%     12.65%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2003  Lowest contract charges       598,992       11.059916           6,624,797       --         3.88%     10.60%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2003  Lowest contract charges       317,118       11.598516           3,678,104       --        --         15.99%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS BOND FUND
  2003  Lowest contract charges       299,916       10.320517           3,095,291       --        --          3.21%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2003  Lowest contract charges    15,379,700        0.959325          14,754,131       --         0.35%     35.27%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     6,423,272        0.709176           4,555,231       --         0.83%    (14.64)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     2,374,804        0.830793           1,972,970       --         0.65%    (16.92)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS GROWTH FUND
  2003  Lowest contract charges    78,009,466        0.818667          63,863,776       --         0.15%     36.81%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    36,019,291        0.598421          21,554,700       --         0.05%    (24.45)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    11,608,620        0.792121           9,195,432       --         0.35%    (20.79)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
AMERICAN FUNDS GROWTH-INCOME FUND
  2003  Lowest contract charges    68,574,442      $ 1.084618        $ 74,377,074       --         1.29%     32.43%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    34,787,201        0.819043          28,492,213       --         1.48%    (18.34)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    10,507,976        1.003020          10,539,710       --         1.46%      0.30%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS INTERNATIONAL FUND
  2003  Lowest contract charges       412,494       12.555634           5,179,126       --         2.51%     25.56%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS NEW WORLD FUND
  2003  Lowest contract charges       122,577       12.424553           1,522,967       --        --         24.25%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
AMERICAN FUNDS SMALL CAPITALIZATION FUND
  2003  Lowest contract charges     6,866,359        1.081533           7,426,194       --         0.56%     53.53%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     3,121,814        0.704466           2,199,212       --         0.73%    (19.05)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       935,412        0.870271             814,062       --         0.66%    (12.97)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2003  Lowest contract charges     2,152,872        1.930394           4,155,892       --         3.50%     17.98%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     2,729,809        1.636274           4,466,715       --         3.51%     (8.73)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,973,784        1.792741           3,538,483       --         3.82%     (4.09)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  2003  Lowest contract charges    13,990,573        2.323637          32,509,013       --         1.63%     30.33%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    11,396,137        1.782890          20,318,058       --         1.60%    (16.95)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     9,094,369        2.146668          19,522,592       --         1.49%     (4.96)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-54 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
FIDELITY VIP OVERSEAS PORTFOLIO
  2003  Lowest contract charges     2,953,825      $ 1.589607        $  4,695,422       --         0.88%     43.37%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     4,433,446        1.108757           4,915,614       --         0.69%    (20.28)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     3,671,008        1.390795           5,105,619       --         4.76%    (21.17)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
  2003  Lowest contract charges       153,500       12.170997           1,868,245       --        --         21.71%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
MUTUAL SHARES SECURITIES FUND
  2003  Lowest contract charges       192,981       11.375095           2,195,175       --        --         13.75%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges    35,312,945        2.594991          91,636,775       --         2.51%     18.49%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    30,188,385        2.190023          66,113,258       --         3.10%    (13.79)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    22,666,244         2.54038          57,580,874       --         2.96%     (4.64)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD BOND HLS FUND
  2003  Lowest contract charges    35,237,478        2.102885          74,100,364       --         3.89%      7.85%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    24,077,334        1.949909          46,948,610       --         3.75%     10.08%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    11,456,525        1.771309          20,293,046       --         4.49%      8.68%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges    37,235,676        4.084473         152,088,111       --         0.66%     42.38%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    33,134,345        2.868780          95,055,145       --         0.69%    (19.70)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    26,281,710        3.572570          93,893,248       --         0.72%     (6.94)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003  Lowest contract charges    23,934,455      $ 2.837561        $ 67,915,477       --         1.71%     26.80%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    18,418,887        2.237882          41,219,295       --         1.62%    (14.23)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    14,979,171        2.609041          39,081,272       --         1.75%     (4.04)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD GLOBAL ADVISERS HLS FUND
  2003  Lowest contract charges     1,697,020        1.209099           2,051,865       --         0.64%     22.26%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     2,096,259        0.988953           2,073,101       --         0.05%     (8.95)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,500,015        1.086141           1,629,228       --         0.97%     (6.25)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges     2,163,229        0.925806           2,002,731       --         0.41%     35.57%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     2,544,254        0.682881           1,737,423       --         1.15%    (19.51)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,159,597        0.848373             983,771       --         1.45%    (15.16)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003  Lowest contract charges     2,461,200        0.731126           1,799,448       --        --         60.22%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     2,765,870        0.452718           1,252,159       --        --        (38.59)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       975,598        0.737165             719,177       --        --        (26.28)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges    12,101,127        1.181232          14,294,239       --         1.32%     28.82%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     9,720,630        0.916970           8,913,526       --         0.40%    (24.65)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     7,137,489        1.216983           8,686,202       --        --         (8.02)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-56 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003  Lowest contract charges       172,449      $12.071320        $  2,081,688       --        --         20.71%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges    22,692,657        2.826298          64,136,211       --         1.47%     28.13%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    20,319,633        2.205769          44,820,418       --         1.27%    (22.45)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    14,994,758        2.844242          42,648,720       --         0.96%    (12.31)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2003  Lowest contract charges        60,714       12.902318             783,347       --         2.43%     29.02%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges    10,857,968        1.748699          18,987,317       --         0.99%     33.10%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    11,672,134        1.313864          15,335,597       --         2.02%    (17.93)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    10,614,098        1.600938          16,992,513       --         0.12%    (18.73)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD MIDCAP HLS FUND
  2003  Lowest contract charges    28,335,296        2.391809          67,772,616       --         0.27%     37.67%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    21,838,918        1.737334          37,941,494       --         0.12%    (14.22)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    15,081,261        2.025330          30,544,530       --        --         (3.62)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD MIDCAP VALUE HLS FUND
  2003  Lowest contract charges       233,125       12.599619           2,937,288       --        --         26.00%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges    61,390,306      $ 1.541051        $ 94,605,592       --         0.75%      0.75%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    71,570,885        1.529607         109,475,326       --         1.45%      1.47%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    65,755,665        1.507506          99,127,060       --         3.36%      3.87%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003  Lowest contract charges     6,094,981        1.917343          11,686,169       --         3.28%      2.29%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     5,607,730        1.874447          10,511,393       --         3.21%      8.15%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,416,684        1.733120           2,455,284       --         5.02%      7.50%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD SMALL COMPANY HLS FUND
  2003  Lowest contract charges    25,327,621        1.434873          36,341,920       --        --         55.87%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    19,850,587        0.920563          18,273,716       --        --        (30.23)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    15,053,306        1.319402          19,861,362       --        --        (14.92)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges    32,850,173        2.937881          96,509,899       --         1.26%     26.47%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges    30,837,526        2.322928          71,633,353       --         1.06%    (24.25)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges    28,036,263        3.066451          85,971,826       --         0.79%    (12.23)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003  Lowest contract charges        74,533       12.314438             917,835       --        --         23.14%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
MFS NEW DISCOVERY SERIES
  2003  Lowest contract charges        39,290       12.118057             476,121       --        --         21.18%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-58 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
MFS TOTAL RETURN SERIES
  2003  Lowest contract charges       217,592      $10.776006        $  2,344,775       --        --          7.76%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT DIVERSIFIED INCOME FUND
  2003  Lowest contract charges       140,665       17.256953           2,427,445       --        12.70%     20.27%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       454,850       14.348324           6,526,336       --         3.46%      6.20%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       152,197       13.510984           2,056,326       --         6.39%      3.82%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2003  Lowest contract charges        70,094       21.674078           1,519,218       --         4.42%     22.04%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       119,463       17.760045           2,121,661       --         2.04%    (12.36)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       140,567       20.265402           2,848,642       --         1.07%     (8.35)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT GLOBAL EQUITY FUND
  2003  Lowest contract charges       450,255       19.412578           8,740,616       --         1.26%     29.54%
        Highest contract charges        6,597       11.588901              76,449       --        --         15.89%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       493,893       14.985684           7,401,321       --         0.32%    (22.16)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       558,333       19.251979          10,749,008       --        --        (29.66)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT GROWTH AND INCOME FUND
  2003  Lowest contract charges        16,049       11.362976             182,359       --        --         13.63%
        Highest contract charges      975,368       27.270997          26,599,252       --         2.32%     27.69%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     1,362,763       21.356598          29,103,976       --         2.39%    (18.79)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,385,628       26.297364          36,438,369       --         1.59%     (6.16)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
PUTNAM VT HEALTH SCIENCES FUND
  2003  Lowest contract charges       461,265      $11.463412        $  5,287,672       --         0.88%     18.80%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       701,636        9.649126           6,770,172       --         0.07%    (20.21)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       649,361       12.092641           7,852,495       --         0.04%    (19.53)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT HIGH YIELD FUND
  2003  Lowest contract charges       636,939       19.796707          12,609,302       --         9.51%     26.86%
        Highest contract charges       56,243       10.936633             615,105       --        --          9.37%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       491,602       15.605782           7,671,827       --        12.39%     (0.54)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       420,610       15.690083           6,599,408       --        12.34%      3.87%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT INCOME FUND
  2003  Lowest contract charges       619,795       18.928406          11,731,733       --         4.71%      4.70%
        Highest contract charges       21,811        9.953490             217,094       --        --         (0.47)%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       559,093       18.079459          10,108,105       --         4.10%      8.09%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       341,056       16.725709           5,704,405       --         5.93%      7.53%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2003  Lowest contract charges       206,721       11.688479           2,416,253       --         2.14%     38.37%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       487,886        8.447396           4,121,367       --         0.67%    (13.67)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       384,606        9.785153           3,763,428       --         1.02%    (20.67)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT INTERNATIONAL EQUITY FUND
  2003  Lowest contract charges        --           10.983758            --             --         2.08%     28.89%
        Highest contract charges       57,634       11.843322             682,574       --        --         18.43%
        Remaining contract
        charges                     2,027,054        --                24,338,609       --        --         --
  2002  Lowest contract charges           313        8.522016               2,667       --         1.54%     (9.63)%
        Highest contract charges    2,040,087        9.315833          19,005,114       --         0.98%    (17.52)%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,538,040       11.294275          17,371,051       --         0.34%    (20.41)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-60 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2003  Lowest contract charges       191,668      $10.050111        $  1,926,282       --         0.65%     33.59%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       373,760        7.523083           2,811,828       --         0.86%    (13.46)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       370,966        8.693232           3,224,894       --        --        (28.52)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT INVESTORS FUND
  2003  Lowest contract charges       495,501        8.688642           4,305,228       --         0.81%     27.25%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       912,502        6.827953           6,230,521       --         0.41%    (23.68)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       783,835        8.946510           7,012,591       --         0.09%    (24.61)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT MONEY MARKET FUND
  2003  Lowest contract charges     1,855,995        1.531768           2,842,955       --         0.77%      0.76%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     3,007,885        1.520209           4,572,614       --         1.44%      1.46%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     2,808,924        1.498367           4,208,799       --         3.58%      4.00%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT NEW OPPORTUNITIES FUND
  2003  Lowest contract charges        17,106       11.520422             197,072       --        --         15.20%
        Highest contract charges      876,984       18.434963          16,167,167       --        --         32.70%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     1,009,721       13.891974          14,027,023       --        --        (30.29)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,023,641       19.929373          20,400,525       --        --        (29.99)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT NEW VALUE FUND
  2003  Lowest contract charges       352,099       15.171400           5,341,837       --         1.71%     32.86%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       690,151       11.418982           7,880,826       --         3.94%    (15.44)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       492,052       13.503535           6,644,446       --         0.78%      3.61%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
PUTNAM VT OTC & EMERGING GROWTH FUND
  2003  Lowest contract charges       400,148      $ 6.007790        $  2,404,004       --        --         35.94%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       980,487        4.419389           4,333,155       --        --        (32.06)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       867,691        6.504819           5,644,171       --        --        (45.57)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2003  Lowest contract charges       396,933       12.540269           4,977,645       --         2.89%     17.35%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       510,091       10.685893           5,450,782       --         2.32%     (8.57)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       291,220       11.687147           3,403,533       --         2.30%      0.74%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2003  Lowest contract charges       137,086       18.747452           2,570,009       --         4.46%     25.00%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       225,854       14.997690           3,387,283       --         3.71%    (23.83)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       207,695       19.690377           4,089,586       --         2.95%    (22.15)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT VISTA FUND
  2003  Lowest contract charges       289,178        9.639100           2,787,413       --        --         33.42%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges       544,137        7.224769           3,931,262       --        --        (30.38)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges       598,239       10.377065           6,207,970       --        --        (33.40)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT VOYAGER FUND
  2003  Lowest contract charges     1,309,014       27.341904          35,790,947       --         0.65%     25.16%
        Highest contract charges       26,711       11.213819             299,532       --        --         12.14%
        Remaining contract
        charges                        --            --                  --             --        --         --
  2002  Lowest contract charges     1,429,244       21.845647          31,222,755       --         0.88%    (26.34)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
  2001  Lowest contract charges     1,430,794       29.655765          42,431,297       --         0.11%    (22.24)%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

_____________________________________ SA-62 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT             CONTRACT       EXPENSE    INCOME      TOTAL
                                     UNITS        FAIR VALUE #      OWNERS' EQUITY    RATIO*    RATIO**    RETURN***
                                   ----------  ------------------  -----------------  -------  ----------  ---------
PUTNAM VT CAPITAL OPPORTUNITIES FUND
  2003  Lowest contract charges        28,142      $12.028998        $    338,515       --         5.15%     20.29%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --
PUTNAM VT EQUITY INCOME FUND
  2003  Lowest contract charges        40,862       11.365596             464,415       --         0.96%     13.66%
        Highest contract charges       --            --                  --             --        --         --
        Remaining contract
        charges                        --            --                  --             --        --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.75% to 1.20% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a redemption of units.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Enhanced No Lapse Guarantee, Term Insurance, and Death Benefit Guarantee, Deduction Amount Waiver, Waiver of Specified Amount Disability Benefit, Accidental Death Benefit, and Child Insurance.
These deductions range from:

  -  $.01-$.06 per $1,000 of Face Amount

  -  $.083-$179.44 per $1,000 of net amount at risk

  -  6.9%-34.5% of the monthly deduction amount

  -  $.04-$.20 per $1.00 of the specified amount

  -  $6.00 per $1,000 of benefit

These charges are a redemption of units.

_____________________________________ SA-63 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheets of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statutory balance sheets of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the year then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheets of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2004

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2003          2002
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 5,639,213   $ 4,928,629
   Common and Preferred Stocks                             11,194        17,393
   Mortgage Loans                                          95,737       137,595
   Real Estate                                             25,360        25,312
   Policy Loans                                           294,714       266,756
   Cash and Short-Term Investments                        392,494       485,025
   Other Invested Assets                                   22,743        16,950
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     6,481,455     5,877,660
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       69,221        64,019
   Federal Income Taxes Recoverable                        54,470        33,035
   Deferred Tax Asset                                      55,301        29,910
   Other Assets                                           290,043       433,080
   Separate Account Assets                             52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,421,474   $ 6,131,338
   Liability for Deposit Type Contracts                   100,128        59,240
   Policy and Contract Claim Liabilities                   27,834        33,856
   Asset Valuation Reserve                                 16,542           270
   Payable to Affiliates                                   29,702        26,707
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,741,278)   (1,227,985)
   Other Liabilities                                    1,052,307       826,009
   Separate Account Liabilities                        52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    58,141,273    41,769,303
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,371,883     1,221,883
   Unassigned Funds                                      (330,602)     (636,114)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     1,043,781       588,269
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         FOR THE YEARS ENDED DECEMBER 31,
 -------------------------------------------------------------------------------------------
                                                         2003          2002         2001
 -------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,115,706   $4,626,830   $12,741,782
   Considerations for Supplementary Contracts with
    Life Contingencies                                        360          123        33,695
   Net Investment Income                                  330,741      241,414       188,799
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      62,762      197,594        78,607
   Reserve Adjustment on Reinsurance Ceded               (911,456)   3,403,682       600,569
   Fee Income                                             963,407      829,267       817,436
   Other Revenues                                          33,435       10,367         6,435
 -------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    12,594,955    9,309,277    14,467,323
 -------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             231,390      215,874       174,288
   Disability and Other Benefits                           11,998       11,926        11,296
   Surrenders and Other Fund Withdrawals                4,378,823    4,743,944     4,142,327
   Commissions                                            753,838      583,605     1,222,698
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                          290,135    1,785,002     2,147,722
   General Insurance Expenses                             431,698      341,349       330,636
   Net Transfers to Separate Accounts                   6,601,021    2,298,625     2,613,765
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                              (420,032)    (522,245)    4,591,861
   Other Expenses                                          38,492       22,715        78,503
 -------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    12,317,363    9,480,795    15,313,096
 -------------------------------------------------------------------------------------------
   Net Gain (Loss) from Operations Before Federal
    Income Tax (Benefit) Expense                          277,592     (171,518)     (845,773)
   Federal Income Tax (Benefit) Expense                   (19,953)      28,712      (196,458)
 -------------------------------------------------------------------------------------------
                    NET GAIN (LOSS) FROM OPERATIONS       297,545     (200,230)     (649,315)
 -------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (22,713)     (56,843)      (10,238)
 -------------------------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   274,832   $ (257,073)  $  (659,553)
 -------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------
                                                         2003         2002        2001
 ----------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ----------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $    2,500   $   2,500
 ----------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ----------------------------------------------------------------------------------------
   Beginning of Year                                   1,221,883      986,883     226,043
   Capital Contribution                                  150,000      235,000     760,840
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,371,883    1,221,883     986,883
 ----------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (636,114)    (318,168)    310,720

   Net Income                                            274,832     (257,073)   (659,553)
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,797)      (4,421)    (22,085)
   Change in Net Deferred Income Tax                     (28,483)     191,399     209,019
   Change in Reserve Valuation Basis                          --           --     (11,721)
   Change in Asset Valuation Reserve                     (16,272)        (270)      2,743
   Change in Non-Admitted Assets                          43,187     (210,628)   (154,455)
   Change in Liability for Reinsurance in
    Unauthorized Companies                                36,880      (36,953)         (2)
   Cumulative Effect of Change in Accounting
    Principles                                               165           --       7,166
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (330,602)    (636,114)   (318,168)
 ----------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ----------------------------------------------------------------------------------------
   End of Year                                        $1,043,781   $  588,269   $ 671,215
 ----------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                            FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                             2003         2002         2001
-------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,116,359  $ 4,627,995  $12,732,469
  Net Investment Income                       373,648      242,062      166,707
  Miscellaneous Income                        142,119    4,436,314    1,533,562
                                          -----------  -----------  -----------
    Total Income                           12,632,126    9,306,371   14,432,738
                                          -----------  -----------  -----------
  Benefits Paid                             4,611,634    4,795,021    4,289,455
  Federal Income Tax Payments
   (Recoveries)                                23,421     (108,177)     (58,363)
  Net Transfers to Separate Accounts        7,114,314    2,040,883    2,640,961
  Other Expenses                              537,701      445,677    6,229,824
                                          -----------  -----------  -----------
    Total Benefits and Expenses            12,287,070    7,173,404   13,101,877
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      345,056    2,132,967    1,330,861
-------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     2,323,921    1,623,364    1,286,296
  Common and Preferred Stocks                   4,031           35       14,354
  Mortgage Loans                               41,395       42,133       57,353
  Other                                        12,348      134,912       12,690
                                          -----------  -----------  -----------
    Total Investment Proceeds               2,381,694    1,800,444    1,370,693
                                          -----------  -----------  -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,068,077    3,956,463    2,753,242
  Common and Preferred Stocks                   4,814          842       14,246
  Mortgage Loans                                    0          225      203,177
  Real Estate                                     722        1,292       25,000
  Other                                       169,520           --       40,467
                                          -----------  -----------  -----------
    Total Investments Acquired              3,243,133    3,958,822    3,036,132
                                          -----------  -----------  -----------
  Net Increase in Policy Loans                 27,958       16,536      169,425
-------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING
                              ACTIVITIES     (889,397)  (2,174,914)  (1,834,864)
-------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        150,000      235,000      760,840
  Net Other Cash Provided (Used)              301,810     (129,792)      99,401
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY FINANCING
                                     AND
                MISCELLANEOUS ACTIVITIES      451,810      105,208      860,241
-------------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                     (92,531)      63,261      356,238
  Cash and Short-Term Investments,
   Beginning of Year                          485,025      421,764       65,526
-------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   392,494  $   485,025  $   421,764
-------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 6.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2003              2002              2001
                                                                -----------------------------------------------
GAAP Net Income                                                 $   281,211       $   191,548       $   214,610
Deferral and amortization of policy acquisition costs,
 net                                                               (501,010)         (337,657)         (308,546)
Change in unearned revenue reserve                                   12,367            71,208            59,132
Deferred taxes                                                       43,304           (50,834)          180,625
Separate account expense allowance                                  511,608          (279,761)         (110,911)
Benefit reserve adjustment                                           22,016           155,196           (13,199)
Prepaid reinsurance premium                                         (11,809)           (8,564)           (6,944)
Ceding commission on reinsurance assumed                                 --                --          (670,507)
Administrative fees                                                 (48,072)               --                --
Reinsurance                                                         (54,276)               --                --
Dividends received from affiliates                                    9,000                --                --
Other, net                                                           10,493             1,791            (3,813)
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   274,832       $  (257,073)      $  (659,553)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,900,964       $ 2,242,347       $ 1,794,936
Deferred policy acquisition costs                                (3,755,461)       (3,289,010)       (3,033,841)
Unearned revenue reserve                                            327,144           297,759           229,194
Deferred taxes                                                      422,680           341,130           366,265
Separate account expense allowance                                1,755,474         1,243,867         1,521,026
Unrealized (gains) losses on investments                           (259,293)         (178,951)          (31,612)
Benefit reserve adjustment                                          208,213           300,515            24,334
Asset valuation reserve                                             (16,542)             (270)               --
Interest maintenance reserve                                        (29,314)          (25,702)          (25,448)
Prepaid reinsurance premium                                         (38,052)          (26,243)          (17,679)
Goodwill                                                           (170,100)         (170,100)         (173,704)
Reinsurance ceded                                                  (108,922)         (189,436)             (382)
Administrative fees                                                (229,878)               --                --
Other, net                                                           36,868            42,363            18,126
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,043,781           588,269       $   671,215
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2003 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,336         0.0%
At book value, less current surrender charge of 5% or more             1,350,292         2.5%
At market value                                                       48,425,201        90.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          49,777,829        93.3%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,331,821         6.3%
Not subject to discretionary withdrawal:                                 247,133         0.5%
                                                                     -----------------------
                                                TOTAL, GROSS          53,356,783       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $53,156,783         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are stated at the aggregate carrying value less accrued interest which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying audited GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to SSAP 43 Loaned-backed and Structured Securities below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its security are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other-than-temporarily impaired loan backed securities are valued using the prospective method. In 2003, 2002 and 2001, the Company did not have any changes from the retrospective to prospective methodology due to negative yields on specific securities. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from surplus at December 31, 2003 and 2002 was $2,297 and $1,934, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities are recorded on the balance sheet at fair value and the changes in fair value are reported in unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,542 and $270 as of December 31, 2003 and 2002, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2003 and 2002 were $29,314 and $25,702, respectively. The net capital gains captured in the IMR in 2003, 2002 and 2001 were $9,641, $5,078 and $1,965, respectively. The amount of expense amortized from the IMR in 2003, 2002 and 2001 included in the Company's Statements of Operations, was $6,029, $4,823 and $3,472, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, Income Taxes.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2003           2002           2001
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $290,212       $207,585       $157,500
Interest income from policy loans                                    18,620         18,947         14,160
Interest and dividends from other investments                        26,071         18,478         19,289
                                                                   --------------------------------------
Gross investment income                                             334,903        245,010        190,949
Less: investment expenses                                             4,162          3,596          2,150
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $330,741       $241,414       $188,799
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $176,924       $117,032       $ 17,132
Gross unrealized capital losses                                      (8,996)       (32,336)       (17,210)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                               167,928         84,696            (78)
Balance, beginning of year                                           84,696            (78)          (918)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 83,232       $ 84,774       $    840
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    376       $    185       $    120
Gross unrealized capital losses                                     (30,877)       (23,137)       (22,913)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (30,501)       (22,952)       (22,793)
Balance, beginning of year                                          (22,952)       (22,793)        (1,604)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $ (7,549)      $   (159)      $(21,189)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2003           2002           2001
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 12,602       $(28,561)      $ (7,491)
Common stocks                                                           657           (149)           (13)
Other invested assets                                                (4,393)            (2)            33
                                                                   --------------------------------------
Realized capital losses                                               8,866        (28,712)        (7,471)
Capital gains tax (benefit)                                          21,938         23,053            802
                                                                   --------------------------------------
Net realized capital losses, after tax                              (13,072)       (51,765)        (8,273)
Less: amounts transferred to IMR                                      9,641          5,078          1,965
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(22,713)      $(56,843)      $(10,238)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,523,341, $1,691,422 and $2,135,324, gross realized capital gains of $23,090, $15,257 and $8,091, and gross realized capital losses of $6,150, $9,998 and $5,442, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,814, $35 and $14,354, gross realized capital gains of $662, $0 and $358, and gross realized capital losses of $5, $7 and $371, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging, Income Generations, and Replication (Synthetic Asset) Transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2003, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation nor did it hold any replication transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2003 were $1,163,355. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2003 was $819.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. As of December 31,2003, the Company did not hold any derivatives used to hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $70,000 and a fair value of $3,683.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $76,855 and a fair value of $(10,282).

FAIR VALUE HEDGES

Interest rate swaps and caps: Interest rate swaps are used periodically to hedge the changes in fair value of certain fixed rate liabilities due to changes in LIBOR. In addition, interest rate caps are used to offset the changes in fair value related to corresponding interest rate caps that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any interest rate swaps or caps used in fair value hedge relationships.

INCOME GENERATION TRANSACTIONS

Written options: Periodically, the Company is a writer of covered floors as part of an income generation transaction. The company occasionally writes interest rate floors which are used to offset the changes in fair value related to corresponding interest rate floors that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any option contracts used in income generation relationships.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $6,884 reported as an asset on the balance sheet. The average fair value for interest rate caps and swaptions was $7,481 in asset value. There were no realized gains and losses during the year 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2003, the warrants had a notional value of $500 and a fair value was $534 reported as an asset on the balance sheet. The average fair value of the warrants was $290 and there were no realized gains and losses during the year 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2003, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value and estimated fair value of this fixed maturity was $151,928.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $  107,943   $    605    $   (47)   $  108,501
  --Guaranteed and sponsored -- asset backed                          529,528         --         --       529,528
States, municipalities and political subdivisions                       5,560          7         (4)        5,563
International governments                                              44,569      4,201        (13)       48,757
Public utilities                                                      266,866     13,955       (625)      280,196
All other corporate                                                 2,779,091    150,649     (5,014)    2,924,726
All other corporate -- asset-backed                                 1,863,931      7,507     (3,293)    1,868,145
Short-term investments                                                111,118         --         --       111,118
Parents, subsidiaries and affiliates                                   41,725         --         --        41,725
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,750,331   $176,924    $(8,996)   $5,918,259
                                                                   ----------------------------------------------

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,807   $    376    $    (62)  $    5,121
Common stock -- affiliated                                             36,884         --     (30,815)       6,069
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   41,691   $    376    $(30,877)  $   11,190
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                440,120         --          --      440,120
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,368,749   $117,032    $(32,336)  $5,453,445
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384         --     (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2003 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  560,864       $  577,243
Over one year through five years                        2,716,119        2,795,443
Over five years through ten years                       1,952,205        2,009,214
Over ten years                                            521,143          536,359
                                                       ---------------------------
                                         TOTAL         $5,750,331       $5,918,259
                                                       ---------------------------

Bonds with a carrying value of $3,612 and $3,319 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2003 were 9.5% and 6.53%, respectively. During 2003, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 61%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31,2003, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2003 and 2002.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2003 and 2002 was $968 and $499, respectively. The realized capital losses related to these loans, as of December 31, 2003 and 2002 were $0 and $10,544, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2003 and 2002.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS:

                                                                  2003                    2002
                                                         ----------------------------------------------
                                                          Carrying   Estimated    Carrying   Estimated
                                                           Amount    Fair Value    Amount    Fair Value
                                                         ----------------------------------------------
ASSETS
  Bonds and short-term investments                       $5,750,331   5,918,259  $5,368,749   5,453,445
  Common stocks                                              11,190      11,190      17,389      17,389
  Preferred stocks                                                4           4           4           4
  Policy loans                                              294,714     294,714     266,756     266.756
  Mortgage loans                                             95,737      95,737     137,595     137,595
  Other invested assets                                      48,103      48,103      42,262      42,262
LIABILITIES
  Deposit funds and other benefits                       $5,099,858   4,959,587  $4,913,126  $4,780,374
                                                         ----------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002, all collateral accepted was held in separate custodial accounts. As of December 31, 2003 and 2002, the fair value of the loaned securities was approximately $236,373 and $0, respectively, and was included in fixed maturities. The cash collateral received as of December 31, 2003 and 2002 of approximately $240,331 and $0, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Balance Sheet. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2003                2002
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $423,715            $469,416
Total of all deferred tax liabilities                            (57,848)            (74,977)
Net deferred assets/(liability)                                  365,867             394,439
Net admitted deferred asset/(liability)                           55,301              29,910
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $310,566            $364,529
Increase (decrease) in deferred taxes non-admitted              $(53,963)            203,818
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a 'Policyholders' Surplus Account' and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2003          2002           2001
                                                                     --------------------------------------
Federal                                                              $(21,840)      $25,183       $(196,458)
                                                                     --------------------------------------
Foreign                                                                 1,885         3,528              --
                                                                     --------------------------------------
Federal income tax on capital gains                                    21,940        23,053             802
                                                                     --------------------------------------
                               CURRENT INCOME TAXES INCURRED         $  1,985       $51,764       $(195,656)
                                                                     --------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Reserves                                                         $ 23,627            $ 10,906          $ 12,721
Fortis ceding commission                                           15,256              16,501            (1,245)
Tax DAC                                                           226,262             206,940            19,322
Accrued deferred compensation                                          --               1,775            (1,775)
Bonds                                                              21,085              34,822           (13,737)
Capital loss carryforward                                              --               3,300            (3,300)
NOL carryforward/AMT credits                                      108,582             192,969           (84,387)
Other                                                              28,903               2,203            26,700
                                                               ------------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $423,715            $469,416          $(45,701)
                                                               ------------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $310,566            $364,529          $(53,963)
                                                               ------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002            Change
                                                               -----------------------------------------------
Bonds                                                            $(13,550)           $ (5,593)         $(7,957)
Tax preferred investments                                         (29,655)            (52,323)          22,668
Accrued deferred compensation                                        (102)                 --             (102)
Software project deferral                                          (1,121)             (5,903)           4,782
Deferred and uncollected                                          (10,234)             (8,767)          (1,467)
Other                                                              (3,186)             (2,391)            (795)
                                                               -----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(57,848)           $(74,977)         $17,129
                                                               -----------------------------------------------

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Total deferred tax assets                                        $423,715            $469,416          $(45,701)
Total deferred tax liabilities                                    (57,848)            (74,977)           17,129
                                                               ------------------------------------------------
Net deferred tax asset (liability)                               $365,867            $394,439           (28,572)
Other change in net deferred income tax                                                                      89
                                                               ------------------------------------------------
Change in net deferred income tax                                                                      $(28,483)
                                                               ------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ 96,886              35.0%
Tax preferred investments                                                (69,159)            (25.0)%
Other                                                                      2,741               1.0%
                                                                     -------------------------------
                                                       TOTAL            $ 30,468              11.0%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                  $ 1,985              0.7%
Change in net deferred income taxes                                       28,483             10.3%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES             $30,468             11.0%
                                                                     -------------------------------

(e) As of December 31, 2003, the Company had an operating loss carry forward of $(27,774). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2003                  $ 1,985
2002                  $    --
2001                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $210,929 in 2003, a decrease of $91,192 from the 2002 balance of $302,120. The total amount of reinsurance credits taken for this agreement is $324,505 in 2003, a decrease of $140,295 from the 2002 balance of $464,800.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The amount of ceded premiums and reserve credit taken related to this reinsurance arrangement was immaterial.

The amount of reinsurance recoverables from reinsurers was $16,578 and $36,327 at December 31, 2003 and 2002, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,671,324  $1,511,423  $  (761,273) $ 6,421,474
Policy and Contract Claim Liabilities                    $    22,699  $   14,201  $    (9,066) $    27,834
Premium and Annuity Considerations                       $12,173,716  $  287,413  $  (345,423) $12,115,706
Death, Annuity, Disability and Other Benefits            $   165,828  $  114,575  $   (37,015) $   243,388
Surrenders and Other Fund Withdrawals                    $ 4,904,307  $  546,275  $(1,071,759) $ 4,378,823

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 3,085,682  $1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $    23,510  $   16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $ 6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $   115,649  $   94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $ 3,893,425  $  491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,566,253  $1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $    26,680  $   15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $ 8,401,771  $  371,175  $(4,146,116) $ 4,626,830
Death, Annuity, Disability and Other Benefits            $   138,864  $  114,019  $   (25,083) $   227,800
Surrenders and Other Fund Withdrawals                    $ 4,436,989  $  766,314  $  (459,359) $ 4,743,944

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2003:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,414   $ 2,831
Ordinary Renewal                                                    16,253    25,079
Group Life                                                              45        80
                                                                   -----------------
                                                            TOTAL  $18,712   $27,990
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,599, $4,357and $3,764 for 2003, 2002 and 2001, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2003, 2002 or 2001.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees will be increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $2.7 million, $2.5 million and $2 million in 2003, 2002 and 2001, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2003, 2002 or 2001.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $52.2 billion and $35.9 billion as of December 31, 2003 and 2002, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $626 million, $518 million and $567 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2003 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2003               $ 7,624,097
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $50,631,955
                                                                               -----------
          Total reserves                                                       $50,631,955
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       74,343
          Market value                                                          50,458,094
                                                                               -----------
          Subtotal                                                              50,532,437
          Not subject to discretionary withdrawal                                   99,518
                                                                               -----------
                                                                 TOTAL         $50,631,955
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. Guaranty fund assessments paid by the Company was not material to the results of operations for 2003, 2002 or 2001.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $8,164 and $6,395 in 2003 and 2002, respectively. Future minimum rental commitments are as follows:

2004                  $ 7,460
2005                    6,695
2006                    6,011
2007                    5,508
2008                    5,242
Thereafter              9,904
                      -------
  Total               $40,820
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,195 and $3,224 in 2003 and 2002, respectively.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. There was no income or surplus impact in 2003 related to September 11. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable developments related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

      (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b)     Not Applicable.

      (c)     Principal Underwriting Agreement.(2)

      (d)     Form of Flexible Premium Variable Life Insurance Policy.

      (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

      (f)     Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(3)

      (g)     Contracts of Reinsurance.(4)

      (h)     Form of Participation Agreement.(4)

      (i)     Not Applicable.

      (j)     Not Applicable.

      (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

      (l)     Not Applicable.

      (m)     Not Applicable.

      (n)(1)  Consent of Deloitte & Touche LLP.

      (n)(2)  Consent of Arthur Andersen, LLP.(5)

      (o)     No financial statement will be omitted.

      (p)     Not Applicable.

      (q)     Memorandum describing transfer and redemption procedures.(2)

      (r)     Power of Attorney.

      (s)     Organizational Chart.(6)

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-07471, on July 2, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-07471, on April 14, 1999.

(5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(6) Incorporated by reference to Pre-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------
*    Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30:  Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                Account
              Hartford Life Insurance Company - ICMG Registered Variable Life
                Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
                Account VL I
              Hartford Life and Annuity Insurance Company - Separate
                Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
                  NAME                                 WITH UNDERWRITER
                  ----                               ---------------------
              David A. Carlson                 Senior Vice President & Deputy Chief
                                               Financial Officer
              Timothy M. Fitch                 Senior Vice President & Actuary
              George R. Jay                    Controller
              Michael L. Kalen                 Senior Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary, Director
              John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of June, 2004.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
    (Registrant)

By: Thomas M. Marra                                  *By: /s/ Michael Stobart
    -------------------------------------------           ----------------------
    Thomas M. Marra, President, Chief Executive               Michael Stobart
    Officer and Chairman of the Board*                        Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

By: Thomas M. Marra
    -------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Senior Vice President,
    Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
    Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Michael Stobart
    General Counsel and Corporate Secretary,              ----------------------
    Director*                                                 Michael Stobart
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
    Chief Financial Officer, Director*
David M. Znamierowski, Senior Vice President &
    Chief Investment Officer, Director*              Date: June 23, 2004


333-07471
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                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Copy of Power of Attorney.

1.3  Consent of Deloitte & Touche LLP.